As filed with the Securities and Exchange Commission on September 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22653

SYMETRA MUTUAL FUNDS TRUST
(Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Thomas M. Marra
777 108th Ave. NE, Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Symetra Mutual
Funds Trust

Semiannual Report (Unaudited)
June 30, 2012

Symetra DoubleLine® Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund
Symetra Yacktman Focused Fund
Symetra DFA U.S. CORE Equity Fund
Symetra DFA International CORE Equity Fund
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)

Table of Contents

Fund Expenses	2
Summary of Holdings	5
Financial Statements*
Symetra DoubleLine® Total Return Fund	8
Symetra DoubleLine® Emerging Markets Income Fund	14
Symetra Yacktman Focused Fund	22
Symetra DFA U.S. CORE Equity Fund	28
Symetra DFA International CORE Equity Fund	35
Symetra Pension Reserve Fund – 2016 (b 1942-1947)	43
Symetra Pension Reserve Fund – 2020 (b 1942-1947)	48
Symetra Pension Reserve Fund – 2024 (b 1942-1947)	53
Symetra Pension Reserve Fund – 2016 (b 1948-1952)	58
Symetra Pension Reserve Fund – 2020 (b 1948-1952)	63
Symetra Pension Reserve Fund – 2024 (b 1948-1952)	68
Symetra Pension Reserve Fund – 2028 (b 1948-1952)	73
Symetra Pension Reserve Fund – 2016 (b 1953-1957)	78
Symetra Pension Reserve Fund – 2020 (b 1953-1957)	83
Symetra Pension Reserve Fund – 2024 (b 1953-1957)	88
Symetra Pension Reserve Fund – 2028 (b 1953-1957)	93
Symetra Pension Reserve Fund – 2020 (b 1958-1962)	98
Symetra Pension Reserve Fund – 2024 (b 1958-1962)	103
Symetra Pension Reserve Fund – 2028 (b 1958-1962)	108
Notes to Financial Statements	113
Other Information	125
Board of Trustees’ Consideration of Investment Advisory Agreement	125
Directory of Service Providers	132

*Financial Statements include the following for each Fund:
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Fund Expenses

Expense Examples
June 30, 2012 (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 30, 2012 (commencement of operations) to June 30, 2012.

Actual Expenses

The information in the table in the row “Actual Fund Return” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table in the row “Hypothetical 5% Return (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information in the row “Hypothetical 5% Return (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Symetra DoubleLine® Total
Return Fund
Actual Fund Return*	$1,000.00	$1,008.80	0.63%	$0.54
Hypothetical 5% Return**	$1,000.00	$1,021.73	0.63%	$3.17

Fund Expenses

Expense Examples
June 30, 2012 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Symetra DoubleLine® Emerging Markets Income Fund
Actual Fund Return*	$1,000.00	$1,011.60	0.98%	$0.83
Hypothetical 5% Return**	$1,000.00	$1,019.99	0.98%	$4.92
Symetra Yacktman Focused Fund
Actual Fund Return*	$1,000.00	$1,038.00	1.07%	$0.92
Hypothetical 5% Return**	$1,000.00	$1,019.54	1.07%	$5.37
Symetra DFA U.S. CORE Equity Fund
Actual Fund Return*	$1,000.00	$1,034.70	0.50%	$0.43
Hypothetical 5% Return**	$1,000.00	$1,022.38	0.50%	$2.51
Symetra DFA International CORE Equity Fund
Actual Fund Return*	$1,000.00	$1,061.20	0.69%	$0.60
Hypothetical 5% Return**	$1,000.00	$1,021.43	0.69%	$3.47
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Actual Fund Return*	$1,000.00	$990.90	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Actual Fund Return*	$1,000.00	$989.20	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Actual Fund Return*	$1,000.00	$987.40	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Actual Fund Return*	$1,000.00	$990.10	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)
Actual Fund Return*	$1,000.00	$989.30	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Actual Fund Return*	$1,000.00	$986.50	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Actual Fund Return*	$1,000.00	$988.70	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01

Fund Expenses

Expense Examples
June 30, 2012 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Actual Fund Return*	$1,000.00	$990.30	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Actual Fund Return*	$1,000.00	$986.40	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Actual Fund Return*	$1,000.00	$987.60	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Actual Fund Return*	$1,000.00	$988.80	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Actual Fund Return*	$1,000.00	$987.60	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Actual Fund Return*	$1,000.00	$988.70	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)
Actual Fund Return*	$1,000.00	$990.80	0.40%	$0.34
Hypothetical 5% Return**	$1,000.00	$1,022.87	0.40%	$2.01

* Expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal period (31), then divided by the number of days in the fiscal year (366) to reflect the most recent fiscal period. The Funds commenced operations on May 30, 2012.
**Hypothetical expenses are equal to the Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period commencing January 1, 2012, multiplied by 182/366 to reflect information had the Funds been in operation for the entire fiscal half year.

SUMMARY OF HOLDINGS
as of June 30, 2012 (Unaudited)

Symetra DoubleLine® Total Return Fund

Security Allocation	Percentage of Net Assets
Agency Mortgage Backed Securities	57.0%
Non-Agency Collateralized Mortgage Obligation	41.3%
Short Term Investments	16.3%
Liabilities in Excess of Other Assets	(14.6)%
Total Net Assets	114.6%

Symetra DoubleLine® Emerging Markets Income Fund
Security Allocation	Percentage of Net Assets
Foreign Corporate Bonds
Brazil	12.0%
Mexico	8.8%
Russia	7.3%
Chile	7.3%
Malaysia	7.1%
China	6.2%
United Arab Emirates	4.4%
Singapore	4.1%
Peru	3.9%
Kazakhstan	2.6%
India	2.5%
Qatar	2.3%
Colombia	2.2%
Costa Rica	2.0%
Thailand	2.0%
Panama	2.0%
Argentina	1.2%
Foreign Government Bonds Qatar	4.4%
South Korea	4.3%
Mexico	3.3%
Costa Rica	3.1%
Brazil	3.1%
South Africa	1.1%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	2.4%
Total Net Assets	100.0%

Symetra Yacktman Focused Fund
Security Allocation	Percentage of Net Assets
Common Stocks
Household Products	15.5%
Media	14.6%
Beverages	12.1%
Health Care Equipment & Supplies	8.6%
Food & Staples Retailing	6.4%
Communications Equipment	6.1%
Software	5.6%
Pharmaceuticals	5.1%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	2.1%
Commercial Banks	2.1%
Diversified Consumer Services	1.6%
Personal Products	1.6%
Computers & Peripherals	1.1%
Health Care Providers & Services	0.9%
Auto Manufacturers	0.3%
Short Term Investments	13.7%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra DFA U.S. CORE Equity Fund
Security Allocation	Percentage of Net Assets
Common Stocks
Information Technology	13.2%
Financials	11.1%
Energy	10.6%
Industrials	9.8%
Consumer Discretionary	9.8%
Health Care	9.0%
Consumer Staples	7.1%
Materials	4.2%
Utilities	3.1%
Telecommunication Services	1.5%
Mutual Funds	20.1%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

SUMMARY OF HOLDINGS
as of June 30, 2012 (Unaudited)(Continued)

Symetra DFA International CORE Equity Fund
Security Allocation	Percentage of Net Assets
Common Stocks
Financials	17.1%
Industrials	10.4%
Energy	9.0%
Materials	8.3%
Consumer Discretionary	7.2%
Consumer Staples	5.2%
Health Care	4.8%
Information Technology	2.9%
Telecommunication Services	2.7%
Utilities	2.3%
Mutual Funds	29.6%
Rights	0.0%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.8%
U.S. Government Agencies	37.5%
International Debt	8.8%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.7%
U.S. Government Agencies	37.7%
International Debt	8.8%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.8%
U.S. Government Agencies	37.6%
International Debt	8.8%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.8%
U.S. Government Agencies	37.6%
International Debt	8.8%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.8%
U.S. Government Agencies	37.6%
International Debt	8.8%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.5%
U.S. Government Agencies	29.1%
International Debt	17.7%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.7%
U.S. Government Agencies	29.0%
International Debt	17.7%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.8%
U.S. Government Agencies	37.6%
International Debt	8.8%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

SUMMARY OF HOLDINGS
as of June 30, 2012 (Unaudited)(Continued)

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.6%
U.S. Government Agencies	38.7%
International Debt	7.9%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	53.0%
U.S. Government Agencies	29.6%
International Debt	16.8%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.9%
U.S. Government Agencies	33.2%
International Debt	13.4%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	52.4%
U.S. Government Agencies	30.0%
International Debt	16.8%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	53.1%
U.S. Government Agencies	29.6%
International Debt	16.8%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)

Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	53.1%
U.S. Government Agencies	33.0%
International Debt	13.4%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

Symetra DoubleLine® Total Return Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 57.0%
Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	$350,114	$402,836
Series 2009-41 ZA, 4.500%, 06/25/2039	574,269	616,259
Series 2009-98 DZ, 4.500%, 12/25/2039	561,516	598,754
Series 2010-132 B, 4.500%, 11/25/2040	553,000	591,259
Series 2012-72 QZ, 3.500%, 07/25/2042	311,255	305,808
		2,514,916
Federal National Mortgage Association Pass-Thru,
Pool AB5459 4.000%, 06/01/2042	499,344	524,492
Pool AK9438 4.000%, 03/01/2042	497,764	522,832
Pool AK9439 4.000%, 03/01/2042	496,426	521,427
Pool MA0919 3.500%, 12/01/2031	475,442	503,213
Pool MA1039 3.500%, 04/01/2042 (b)	486,451	507,492
Pool MA1068 3.500%, 05/01/2042 (b)	374,342	390,534
Pool MA1117 3.500%, 07/01/2042	256,811	267,919
		3,237,909
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $5,733,640)		5,752,825

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 41.3%
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1 A32, 2.879%, 02/25/2034 (a)	328,634	300,854
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	448,789	396,730
Series 2005-J13 2A4, 5.500%, 11/25/2035	500,000	395,166
Countrywide Home Loans,
Series 2005-HYB8 4A1, 4.867%, 12/20/2035 (a)	443,607	315,258
Homebanc Mortgage Trust,
Series 2005-3 A1, 0.486%, 07/25/2035 (a)	518,385	375,727
MLCC Mortgage Investors, Inc.,
Series 2006-3 1A, 2.696%, 10/25/2036 (a)	487,895	407,265
Residential Accredit Loans, Inc.,
Series 2006-QS13 1A9, 6.000%, 09/25/2036	369,476	243,466
Series 2007-QS7 2A1, 6.750%, 06/25/2037	523,342	294,732
Series 2007-QS11 A1, 7.000%, 10/25/2037	538,333	363,773
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	338,549	273,764
Wachovia Mortgage Loan Trust, LLC,
Series 2005-A 2A1, 3.075%, 08/20/2035 (a)	444,143	358,695
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	533,531	441,193
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,132,540)		4,166,623

Symetra DoubleLine® Total Return Fund
Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares Market	Value
SHORT TERM INVESTMENTS - 16.3%
Fidelity Institutional Government Portfolio 0.010% (c)	1,638,808	$1,638,808
TOTAL SHORT TERM INVESTMENTS (Cost $1,638,808)		1,638,808

Total Investments (Cost $11,504,988) - 114.6%		$11,558,256
Liabilities in Excess of Other Assets - (14.6)%		(1,473,666)
NET ASSETS - 100.0%		$10,084,590

Footnotes:
(a)	Variable rate security. Rate disclosed as of June 30, 2012
(b)	When-issued security
(c)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Total Return Fund
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $11,504,988)	$11,558,256
Receivables:
Dividends and Interest	36,904
Receivable from Adviser (Note 3)	6,780
Prepaid expenses	21,912
Total assets	11,623,852

LIABILITIES:
Payable to Adviser - Offering Costs	12,253
Payable for investments purchased	1,505,215
Accrued expenses	21,794
Total liabilities	1,539,262

NET ASSETS	$10,084,590

Shares Outstanding	1,002,813
Net asset value, offering price and redemption price per share	$10.06

COMPOSITION OF NET ASSETS:
Paid in capital	$10,028,300
Accumulated undistributed net investment income (loss)	1,837
Accumulated net realized gain (loss) on investments	1,185
Net unrealized appreciation (depreciation) on investments	53,268
Net Assets	$10,084,590

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Total Return Fund
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$35,493
Total income	35,493

EXPENSES
Advisory fees (Note 3)	4,676
Legal fees	13,290
Trustee fees (Note 3)	4,944
Administration fees	3,657
Audit Fees	2,595
Offering costs	1,137
Reports to shareholders	797
Registration fees	701
Shareholder servicing fees	510
Custodian fees	246
Other expenses	718
Total operating expenses	33,271
Less: Expense reimbursement by Adviser	(27,915)
Net expenses	5,356
Net investment income (loss)	30,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,185
Change in net unrealized appreciation/depreciation on investments	53,268
Net realized and unrealized gain (loss) on investments	54,453

Net increase (decrease) in net assets resulting from operations	$84,590

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Total Return Fund
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$30,137
Net realized gain (loss) on investments	1,185
Change in net unrealized appreciation/depreciation on investments	53,268
Net increase (decrease) in net assets resulting from operations	84,590

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(28,300)
Net decrease in net assets resulting from distributions paid	(28,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,000,000
Proceeds from reinvestment of distribution	28,300
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	10,028,300
Total increase (decrease) in net assets	10,084,590

NET ASSETS
Beginning of period	-
End of period	$10,084,590
Undistributed net investment income	$1,837

CHANGE IN SHARES
Shares sold	1,000,000
Shares issued on reinvestment of distributions	2,813
Shares redeemed	-
Net increase (decrease) in capital shares	1,002,813

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Total Return Fund
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	0.06
Total from investment operations	0.09

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$10.06

Total return	0.88%	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$10.1

Ratio of expenses to average net assets:
Before waivers and reimbursements	3.91%	(3)
Net of waivers and reimbursements	0.63%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.54%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 77.9%
Argentina - 1.2%
WPE International Cooperatief U.A.
10.375%, 09/30/2020	$150,000	$120,000

Brazil - 12.0%
Banco Bradesco S.A.
4.125%, 05/16/2016	200,000	207,500
Banco do Brasil S.A.
8.500%, 04/20/2021	300,000	347,625
CCL Finance, Ltd.
9.500%, 08/15/2014	200,000	224,560
Embraer Overseas, Ltd.
6.375%, 01/15/2020	100,000	112,250
Minerva Luxembourg S.A.
12.250%, 02/10/2022	200,000	209,000
NET Servicos de Comunicacao S.A.
7.500%, 01/27/2020	100,000	115,000
		1,215,935

Chile - 7.3%
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	205,457
Corporacion Nacional del Cobre de Chile
4.750%, 10/15/2014	300,000	320,663
Inversiones CMPC S.A.
4.750%, 01/19/2018	200,000	209,099
		735,219

China - 6.2%
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021	200,000	214,448
CNPC General Capital, Ltd.
3.950%, 04/19/2022	200,000	206,809
Hutchison Whampoa International, Ltd.
4.625%, 01/13/2022	200,000	210,654
		631,911

Colombia - 2.2%
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	200,000	218,000

Costa Rica - 2.0%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	200,000	206,104

India - 2.5%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	250,000	250,449

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Principal Amount	Market Value
Kazakhstan - 2.6%
Tengizchevroil Finance Corp.
6.124%, 11/15/2014	$250,409	$261,828

Malaysia -7.1%
Penerbangan BHD
5.625%, 03/15/2016	550,000	615,171
Prime Holdings Labuan, Ltd.
5.375%, 09/22/2014	100,000	105,658
		720,829

Mexico - 8.8%
Controladora Comercial Mexicana S.A.B de C.V.
7.000%, 06/30/2018	200,000	201,000
Grupo KUO S.A.B. de C.V.
9.750%, 10/17/2017	150,000	159,375
Petroleos Mexicanos
6.625%, 12/28/2015	300,000	308,250
Telefonos de Mexico S.A.B.
5.500%, 01/27/2015	200,000	220,945
		889,570

Panama - 2.0%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 04/04/2017	200,000	199,500

Peru - 3.9%
Banco de Credito del Peru
4.750%, 03/16/2016	20,000	20,800
Banco de Credito del Peru
5.375%, 09/16/2020	200,000	208,500
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	161,250
		390,550

Qatar - 2.3%
Ras Laffan Liquefied Natural Gas Co.
5.298%, 09/30/2020	209,950	230,945

Russia - 7.3%
Gaz Capital S.A.
5.092%, 11/29/2015	300,000	317,250
Gazprombank OJSC
7.933%, 06/28/2013	200,000	209,700
VTB Capital S.A.
6.875%, 05/29/2018	200,000	210,250
		737,200

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Principal Amount	Market Value
Singapore - 4.1%
DBS Bank, Ltd.
5.000%, 11/15/2019	200,000	$210,511
Oversea-Chinese Banking Corp.
4.250%, 11/18/2019	200,000	207,035
		417,546

Thailand - 2.0%
PTTEP Australia International Finance, Ltd.
4.152%, 07/19/2015	200,000	205,607

United Arab Emirates - 4.4%
Abu Dhabi National Energy Co.
5.875%, 12/13/2021	200,000	222,250
Dolphin Energy, Ltd.
5.500%, 12/15/2021	200,000	223,760
		446,010
TOTAL FOREIGN CORPORATE BONDS (Cost $7,806,597)		7,877,203

FOREIGN GOVERNMENT BONDS - 19.3%
Brazil - 3.1%
Brazilian Government International Bond
8.000%, 01/15/2018	266,667	311,333
Costa Rica - 3.1%
Costa Rica Government International Bond
6.548%, 03/20/2014	300,000	315,750
Mexico - 3.3%
Mexico Government International Bond
6.625%, 03/03/2015	300,000	339,750
Qatar - 4.4%
State of Qatar
4.500%, 01/20/2022	400,000	443,400
South Africa - 1.1%
South Africa Government International Bond
4.665%, 01/17/2024	100,000	108,750
South Korea - 4.3%
Republic of Korea
5.750%, 04/16/2014	400,000	431,256

TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,931,485)		1,950,239

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
SHORT TERM INVESTMENTS - 0.4%
Fidelity Institutional Government Portfolio 0.010% (a)	44,884	$44,884

TOTAL SHORT TERM INVESTMENTS (Cost $44,884)		44,884

Total Investments (Cost $9,782,966) - 97.6%		$9,872,326
Other Assets in Excess of Liabilities - 2.4%		239,097
NET ASSETS - 100.0%		$10,111,423

Footnotes:
(a)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Emerging Markets Income Fund
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $9,782,966)	$9,872,326
Receivables:
Securities sold	110,677
Dividends and Interest	157,760
Prepaid expenses	24,130
Total assets	10,164,893

LIABILITIES:
Payable to Adviser (Note 3)	5,264
Payable to Adviser - Offering Costs	12,253
Payable for investments purchased	21,088
Accrued expenses	14,865
Total liabilities	53,470

NET ASSETS	$10,111,423

Shares Outstanding	1,001,604
Net asset value, offering price and redemption price per share	$10.10

COMPOSITION OF NET ASSETS:
Paid in capital	$10,016,200
Accumulated undistributed net investment income	1,845
Accumulated net realized gain (loss) on investments	4,018
Net unrealized appreciation (depreciation) on investments	89,360
Net Assets	$10,111,423

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Emerging Markets Income Fund
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$26,383
Total income	26,383

EXPENSES
Advisory fees (Note 3)	7,657
Legal fees	8,285
Trustee fees (Note 3)	3,082
Audit Fees	2,595
Administration fees	2,295
Offering costs	1,137
Shareholder servicing fees	510
Reports to shareholders	497
Registration fees	437
Custodian fees	246
Other expenses	448
Total operating expenses	27,189
Less: Expense reimbursement by Adviser	(18,851)
Net expenses	8,338
Net investment income (loss)	18,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,018
Change in net unrealized appreciation/depreciation on investments	89,360
Net realized and unrealized gain (loss) on investments	93,378

Net increase (decrease) in net assets resulting from operations	$111,423

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Emerging Markets Income Fund
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$18,045
Net realized gain (loss) on investments	4,018
Change in net unrealized appreciation/depreciation on investments	89,360
Net increase (decrease) in net assets resulting from operations	111,423

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(16,200)
Net decrease in net assets resulting from distributions paid	(16,200)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,000,000
Proceeds from reinvestment of distribution	16,200
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	10,016,200
Total increase (decrease) in net assets	10,111,423

NET ASSETS
Beginning of period	-
End of period	$10,111,423
Undistributed net investment income	$1,845

CHANGE IN SHARES
Shares sold	1,000,000
Shares issued on reinvestment of distributions	1,604
Shares redeemed	-
Net increase (decrease) in capital shares	1,001,604

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Emerging Markets Income Fund
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	0.10
Total from investment operations	0.12

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$10.10

Total return	1.16%	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$10.1

Ratio of expenses to average net assets:
Before waivers and reimbursements	3.20%	(3)
Net of waivers and reimbursements	0.98%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.12%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Yacktman Focused Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 86.3%
Auto Manufacturers - 0.3%
Toyota Industries Corp. - ADR (a)	700	$19,845

Beverages - 12.1%
Coca-Cola Co. (The)	1,800	140,742
PepsiCo, Inc.	7,800	551,148
		691,890

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	2,100	46,095
Goldman Sachs Group, Inc. (The)	200	19,172
Northern Trust Corp.	500	23,010
State Street Corp.	700	31,248
		119,525

Commercial Banks - 2.1%
U.S. Bancorp	3,650	117,384

Communications Equipment - 6.1%
Cisco Systems, Inc.	15,700	269,569
Corning, Inc.	4,100	53,013
Research In Motion, Ltd. (a)	3,800	28,082
		350,664

Computers & Peripherals - 1.1%
Hewlett-Packard Co.	3,000	60,330

Diversified Consumer Services - 1.6%
Apollo Group, Inc., Class A (a)	2,500	90,475

Food & Staples Retailing - 6.4%
Sysco Corp.	9,950	296,610
Wal-Mart Stores, Inc.	950	66,234
		362,844

Health Care Equipment & Supplies - 8.6%
Becton, Dickinson & Co.	750	56,062
C.R. Bard, Inc.	2,800	300,832
Covidien PLC	700	37,450
Stryker Corp.	1,700	93,670
		488,014

Health Care Providers & Services - 0.9%
Patterson Cos., Inc.	650	22,405
UnitedHealth Group, Inc.	500	29,250
		51,655

Household Products - 15.5%
Clorox Co. (The)	2,800	202,888
Colgate-Palmolive Co.	150	15,615
Procter & Gamble Co. (The)	10,900	667,625
		886,128

Symetra Yacktman Focused Fund
Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Media - 14.6%
Comcast Corp., Class A	2,100	$65,940
Liberty Interactive Corp., Series A (a)	700	12,453
News Corp., Class A	28,000	624,120
Viacom, Inc., Class B	2,800	131,656
		834,169

Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips	1,850	103,378
Exxon Mobil Corp.	500	42,785
		146,163

Personal Products - 1.6%
Avon Products, Inc.	5,500	89,155

Pharmaceuticals - 5.1%
Johnson & Johnson	2,550	172,278
Pfizer, Inc.	5,100	117,300
		289,578

Software - 5.6%
Microsoft Corp.	10,400	318,136

TOTAL COMMON STOCKS (Cost $4,714,698)		4,915,955

	Principal Amount
SHORT TERM INVESTMENTS - 13.7%
Demand Note - 0.6%
U.S. Bancorp 0.0%	$36,869	36,869

U.S. Treasury Bills - 13.1%
0.0%, 07/12/2012	225,000	224,998
0.0%, 07/26/2012	260,000	259,998
0.0%, 11/29/2012	263,000	262,861
		747,857
TOTAL SHORT TERM INVESTMENTS (Cost $784,788)		784,726

Total Investments (Cost $5,499,486) - 100.0%		$5,700,681
Liabilities in Excess of Other Assets - (0.0)%		(1,111)
NET ASSETS - 100.0%		$5,699,570

Footnotes:
ADR -	American Depository Receipt
PLC -	Public Limited Company
(a)	Non-Income Producing

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Yacktman Focused Fund
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $5,499,486)	$5,700,681
Receivables:
Dividends and Interest	3,617
Prepaid expenses	11,721
Total assets	5,716,019

LIABILITIES:
Payable to Adviser (Note 3)	539
Payable to Adviser - Offering Costs	6,126
Payable for Fund shares redeemed	8
Accrued expenses	9,776
Total liabilities	16,449

NET ASSETS	$5,699,570

Shares Outstanding	549,011
Net asset value, offering price and redemption price per share	$10.38

COMPOSITION OF NET ASSETS:
Paid in capital	$5,499,910
Accumulated undistributed net investment income (loss)	(664)
Accumulated net realized gain (loss) on investments	(871)
Net unrealized appreciation (depreciation) on investments	201,195
Net Assets	$5,699,570

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Yacktman Focused Fund
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Dividend income	$4,018
Interest income	38
Total income	4,056

EXPENSES
Advisory fees (Note 3)	4,412
Legal fees	4,849
Audit Fees	2,204
Trustee fees (Note 3)	1,804
Administration fees	1,425
Offering costs	569
Shareholder servicing fees	510
Reports to shareholders	291
Registration fees	256
Custodian fees	240
Other expenses	262
Total operating expenses	16,822
Less: Expense reimbursement by Adviser	(12,102)
Net expenses	4,720
Net investment income (loss)	(664)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(871)
Change in net unrealized appreciation/depreciation on investments	201,195
Net realized and unrealized gain (loss) on investments	200,324

Net increase (decrease) in net assets resulting from operations	$199,660

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Yacktman Focused Fund
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$(664)
Net realized gain (loss) on investments	(871)
Change in net unrealized appreciation/depreciation on investments	201,195
Net increase (decrease) in net assets resulting from operations	199,660

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	-
Net decrease in net assets resulting from distributions paid	-

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,500,011
Proceeds from reinvestment of distribution	-
Cost of shares redeemed	(101)
Net increase (decrease) from capital share transactions	5,499,910
Total increase (decrease) in net assets	5,699,570

NET ASSETS
Beginning of period	-
End of period	$5,699,570
Undistributed net investment loss	$(664)

CHANGE IN SHARES
Shares sold	549,021
Shares issued on reinvestment of distributions	-
Shares redeemed	(10)
Net increase (decrease) in capital shares	549,011

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Yacktman Focused Fund
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	(0.00)
Net realized and unrealized gain (loss) on investments	0.38
Total from investment operations	0.38

Less distributions:
From net investment income	0.00
From net realized gain	0.00
Total distributions	0.00

Net asset value, end of period	$10.38

Total return	3.80%	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$5.7

Ratio of expenses to average net assets:
Before waivers and reimbursements	3.81%	(3)
Net of waivers and reimbursements	1.07%	(3)

Ratio of net investment gain (loss) to average net assets:
Net of waivers and reimbursements	(0.15)%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 79.4%
Consumer Discretionary - 9.8%
Amazon.com, Inc. (a)	500	$114,175
Comcast Corp. Class A	3,400	108,698
Home Depot, Inc. (The)	2,100	111,279
McDonald’s Corp.	1,400	123,942
Time Warner, Inc.	1,900	73,150
Other Securities *		1,995,247
		2,526,491

Consumer Staples - 7.1%
Coca-Cola Co. (The)	1,577	123,305
Colgate-Palmolive Co.	700	72,870
Kraft Foods, Inc. Class A	3,200	123,584
PepsiCo, Inc.	2,100	148,386
Philip Morris International, Inc.	1,500	130,890
Procter & Gamble Co. (The)	2,200	134,750
Wal-Mart Stores, Inc.	2,500	174,300
Other Securities *		917,873
		1,825,958

Energy - 10.6%
Apache Corp.	800	70,312
Chevron Corp.	3,800	400,900
ConocoPhillips	2,400	134,112
Exxon Mobil Corp.	6,400	547,648
Occidental Petroleum Corp.	1,600	137,232
Schlumberger, Ltd.	1,800	116,838
Other Securities *		1,336,068
		2,743,110

Financials - 11.1%
American Express Co.	1,400	81,494
Bank of America Corp.	21,400	175,052
Citigroup, Inc.	5,800	158,978
Goldman Sachs Group, Inc. (The)	900	86,274
U.S. Bancorp	2,600	83,616
Wells Fargo & Co.	8,000	267,520
Other Securities*		2,006,777
		2,859,711

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Health Care - 9.0%
Abbott Laboratories	2,100	$135,387
Johnson & Johnson	3,700	249,972
Merck & Co., Inc.	4,100	171,175
Pfizer, Inc.	4,500	103,500
UnitedHealth Group, Inc.	1,400	81,900
Other Securities*		1,597,311
		2,339,245

Industrials - 9.8%
3M Co.	900	80,640
Boeing Co. (The)	1,000	74,300
Caterpillar, Inc.	900	76,419
General Electric Co.	18,119	377,600
Union Pacific Corp.	900	107,379
United Parcel Service, Inc.	1,000	78,760
United Technologies Corp.	1,200	90,636
Other Securities*		1,656,444
		2,542,178

Information Technology - 13.2%
Apple, Inc. (a)	500	292,000
Cisco Systems, Inc.	10,300	176,851
EMC Corp. (a)	2,900	74,327
Google, Inc. (a)	400	232,028
Intel Corp.	6,800	181,220
International Business Machines Corp.	1,600	312,928
Mastercard, Inc. Class A	200	86,022
Microsoft Corp.	6,800	208,012
Oracle Corp.	5,400	160,380
Visa, Inc.	700	86,541
Other Securities*		1,596,287
		3,406,596

Materials - 4.2%
Other Securities*		1,087,973

Telecommunication Services - 1.5%
AT&T, Inc.	3,110	110,903
Verizon Communications, Inc.	3,300	146,652
Other Securities*		134,339
		391,894

Utilities - 3.1%
Other Securities*		811,234

TOTAL COMMON STOCKS (Cost $19,898,122)		20,534,390

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
MUTUAL FUNDS - 20.1%
DFA U.S. Small Cap Portfolio (b)	235,586	$5,211,171

TOTAL MUTUAL FUNDS (Cost $5,020,413)		5,211,171

SHORT TERM INVESTMENTS - 0.4%
Fidelity Institutional Government Portfolio 0.010% (c)	110,986	110,986

TOTAL SHORT TERM INVESTMENTS (Cost $110,986)		110,986

Total Investments (Cost $25,029,521) - 99.9%		$25,856,547
Other Assets in Excess of Liabilities - 0.1%		15,920
NET ASSETS - 100.0%		$25,872,467

Footnotes
(a)	Non-income producing security.
(b)	Affiliated Security. See Note 3.
(c)	Rate quoted is seven-day yield at period end
*
Represents the aggregate value, by category, of securities that are not among the largest 50 holdings of the Fund and do not represent more than 1.0% of the net assets of the Fund. Some of the individual Securities within this category may include Non-Income Producing Securities.

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Fund’s complete Schedule of Investments is avaialble (i) without charge, upon request, by calling 1-800-796-3872; and (ii) on the Commission’s website at http:\\www.sec.gov.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DFA U.S. CORE Equity Fund
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $20,009,108)	$20,645,376
Investments in affiliates at value (cost $5,020,413) (Note 3)	5,211,171
Cash	450
Receivables:
Dividends and Interest	26,056
Prepaid expenses	64,296
Total assets	25,947,349

LIABILITIES:
Payable to Adviser (Note 3)	24,339
Payable to Adviser - Offering Costs	30,632
Accrued expenses	19,911
Total liabilities	74,882

NET ASSETS	$25,872,467

Shares Outstanding	2,504,138
Net asset value, offering price and redemption price per share	$10.33

COMPOSITION OF NET ASSETS:
Paid in capital	$25,042,750
Accumulated undistributed net investment income (loss)	2,691
Net unrealized appreciation (depreciation) on investments	827,026
Net Assets	$25,872,467

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DFA U.S. CORE Equity Fund
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Dividend income	$35,591
Dividend income from affiliated securities (Note 3)	20,413
Interest income	23
Total income	56,027

EXPENSES
Advisory fees (Note 3)	8,892
Legal fees	10,889
Administration fees	4,639
Trustee fees (Note 3)	4,051
Offering costs	2,843
Audit Fees	1,813
Custodian fees	831
Reports to shareholders	653
Registration fees	574
Shareholder servicing fees	510
Other expenses	591
Total operating expenses	36,286
Less: Expense reimbursement by Adviser	(25,700)
Net expenses	10,586
Net investment income (loss)	45,441

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	827,026
Net realized and unrealized gain (loss) on investments	827,026

Net increase (decrease) in net assets resulting from operations	$872,467

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DFA U.S. CORE Equity Fund
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$45,441
Change in net unrealized appreciation/depreciation on investments	827,026
Net increase (decrease) in net assets resulting from operations	872,467

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(42,750)
Net decrease in net assets resulting from distributions paid	(42,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,000,000
Proceeds from reinvestment of distribution	42,750
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	25,042,750
Total increase (decrease) in net assets	25,872,467

NET ASSETS
Beginning of period	-
End of period	$25,872,467
Undistributed net investment income	$2,691

CHANGE IN SHARES
Shares sold	2,500,000
Shares issued on reinvestment of distributions	4,138
Shares redeemed	-
Net increase (decrease) in capital shares	2,504,138

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DFA U.S. CORE Equity Fund
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	0.33
Total from investment operations	0.35

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$10.33

Total return	3.47%	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$25.9

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.71%	(3)
Net of waivers and reimbursements	0.50%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.15%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 69.9%
Australia - 5.8%
Australia & New Zealand Banking Group, Ltd.	5,703	$129,915
BHP Billiton, Ltd.	3,128	101,886
Commonwealth Bank of Australia	1,549	84,831
National Australia Bank, Ltd.	4,766	116,088
Wesfarmers, Ltd.	2,136	65,750
Westpac Banking Corp.	6,500	141,936
Other Securities*		901,744
		1,542,150
Austria - 0.1%
Other Securities*		32,661

Belgium - 0.5%
Other Securities*		121,221

Canada - 6.8%
Bank of Montreal	1,300	71,838
Canadian Natural Resources, Ltd.	2,300	61,755
Royal Bank of Canada	1,400	71,726
Suncor Energy, Inc.	3,700	106,991
Toronto-Dominion Bank (The)	1,800	140,874
Other Securities*		1,361,657
		1,814,841
Colombia - 0.1%
Other Securities*		16,941

Denmark - 0.8%
Other Securities*		201,524

Finland - 0.7%
Other Securities*		199,328

France - 4.8%
GDF Suez SA	3,083	73,523
Sanofi SA	2,445	185,089
Total SA	4,580	206,141
Other Securities*		805,412
		1,270,165
Germany - 4.8%
Allianz SE	1,103	110,945
Daimler AG	2,182	98,058
Deutsche Telekom AG	6,793	74,448
E.ON AG	4,358	94,173
Siemens AG	788	66,214
Other Securities*		819,045
		1,262,883

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Hong Kong - 1.4%
Other Securities*		$367,254

Ireland - 0.4%
Other Securities*		123,287

Israel - 0.2%
Other Securities*		49,913

Italy - 1.4%
Eni SpA	4,918	104,484
Other Securities*		265,873
		370,357
Japan - 13.9%
Honda Motor Co, Ltd.	3,100	108,176
Mitsubishi UFJ Financial Group, Inc.	27,200	130,312
Mizuho Financial Group, Inc.	48,800	82,435
Sumitomo Mitsui Financial Group, Inc.	2,900	95,801
Toyota Motor Corp.	2,400	96,869
Other Securities*		3,163,745
		3,677,338
Jersey - 0.0%
Other Securities*		5,477

Luxembourg - 0.1%
Other Securities*		21,262

Mexico - 0.0%
Other Securities*		5,429

Netherlands - 3.6%
Koninklijke Philips Electronics NV	3,933	77,502
Royal Dutch Shell PLC - ADR	7,202	503,636
Other Securities*		384,307
		965,445
New Zealand - 0.1%
Other Securities*		20,400

Norway - 0.7%
Other Securities* (d)		195,624

Singapore - 1.4%
Other Securities*		361,830

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	10,968	78,327
Other Securities*		234,884
		313,211

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Sweden - 2.4%
Telefonaktieboloqet LM Ericsson	7,320	$66,976
Other Securities*		561,033
		628,009
Switzerland - 4.8%
ABB, Ltd.	4,524	73,869
Nestle SA	3,001	179,093
Novartis AG	4,685	261,945
Roche Holding AG	412	71,166
UBS AG	8,669	101,446
Zurich Insurance Group AG	351	79,370
Other Securities*		510,055
		1,276,944
United Arab Emirates- 0.0%
Other Securities*		3,668

United Kingdom - 13.8%
AstraZeneca PLC - ADR	2,533	113,352
Barclays PLC - ADR	6,664	68,639
BG Group PLC	6,795	139,103
BHP Billiton PLC - ADR	2,105	120,385
BP PLC - ADR	7,292	295,618
British American Tobacco PLC - ADR	638	65,153
GlaxoSmithKline PLC - ADR	1,643	74,871
HSBC Holdings PLC - ADR	8,336	367,868
Rio Tinto PLC - ADR	2,672	127,748
Standard Chartered PLC	5,207	113,111
TESCO PLC	13,933	67,712
Vodafone Group PLC - ADR	11,050	311,389
Other Securities*		1,800,238
		3,665,187
United States- 0.1%
Other Securities*		21,004

TOTAL COMMON STOCKS (Cost $17,387,704)		18,533,353

RIGHTS - 0.0%
Spain - 0.0%
Other Securities*		977

TOTAL RIGHTS (Cost $940)		977

MUTUAL FUNDS - 29.6%
United States - 29.6%
DFA International Small Cap Value Portfolio (b)	471,134	6,558,187
DFA VA International Small Portfolio (a)(b)	139,821	1,300,335

TOTAL MUTUAL FUNDS (Cost $7,586,431)		7,858,522

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
June 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
SHORT TERM INVESTMENTS - 0.4%
United States - 0.4%
Fidelity Institutional Government Portfolio 0.010% (c)	116,646	$116,646

TOTAL SHORT TERM INVESTMENTS (Cost $116,646)		116,646

Total Investments (Cost $25,091,721) - 99.9%		$26,509,498
Other Assets in Excess of Liabilities - 0.1%		19,891
NET ASSETS - 100.0%		$26,529,389

Footnotes ADR - American Depository Receipt
(a)		Non-income producing security.
(b)		Affiliated Security. See Note 3.
(c)		Rate quoted is seven-day yield at period end
(d)		Includes a security that has been deemed illiquid and has been fair valued in good faith by the Board.
*
Represents the aggregate value, by category, of securities that are not among the largest 50 holdings of the Fund and do not represent more than 1.0% of the net assets of the Fund. Some of the individual Securities within this category may include Non-Income Producing Securities.

The Fund’s complete Schedule of Investments is avaialble (i) without charge, upon request, by calling 1-800-796-3872; and (ii) on the Commission’s website at http:\\www.sec.gov.

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Financials	17.1%
Industrials	10.4%
Energy	9.0%
Materials	8.3%
Consumer Discretionary	7.2%
Consumer Staples	5.2%
Health Care	4.8%
Information Technology	2.9%
Telecommunication Services	2.7%
Utilities	2.3%
Total Common Stock	69.9%
Total Mutual Funds	29.6%
Total Rights	0.0%
Short-Term Investments	0.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DFA International CORE Equity Fund
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $17,505,290)	$18,650,976
Investments in affiliates at value (cost $7,586,431) (Note 3)	7,858,522
Foreign currency at value (cost $7,471)	7,540
Cash	343
Receivables:
Dividends and Interest	26,840
Prepaid expenses	64,385
Total assets	26,608,606

LIABILITIES:
Payable to Adviser (Note 3)	14,612
Payable to Adviser - Offering Costs	30,632
Accrued expenses	33,973
Total liabilities	79,217

NET ASSETS	$26,529,389

Shares Outstanding	2,509,957
Net asset value, offering price and redemption price per share	$10.57

COMPOSITION OF NET ASSETS:
Paid in capital	$25,105,250
Accumulated undistributed net investment income (loss)	1,135
Accumulated net realized gain (loss) on investments	5,076
Net unrealized appreciation (depreciation) on investments	1,417,777
Net unrealized appreciation (depreciation) on foreign currency transactions	151
Net Assets	$26,529,389

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DFA International CORE Equity Fund
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Dividend income(1)	$34,761
Dividend income from affiliated securities (Note 3)	86,431
Interest income	25
Total income	121,217

EXPENSES
Advisory fees (Note 3)	12,898
Legal fees	10,882
Administration fees	16,515
Trustee fees (Note 3)	4,048
Offering costs	2,843
Audit Fees	2,204
Custodian fees	2,636
Reports to shareholders	653
Registration fees	574
Shareholder servicing fees	510
Other expenses	587
Total operating expenses	54,350
Less: Expense reimbursement by Adviser	(39,518)
Net expenses	14,832
Net investment income (loss)	106,385

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on foreign currency transactions	5,076
Change in net unrealized appreciation/depreciation on investments	1,417,777
Change in net unrealized appreciation/depreciation on foreign currency	151
Net realized and unrealized gain (loss) on investments	1,423,004

Net increase (decrease) in net assets resulting from operations	$1,529,389

* Commenced operations on May 30, 2012
(1) Net of foreign taxes withheld of $3,615

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DFA International CORE Equity Fund
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$106,385
Net realized gain (loss) on foreign currency	5,076
Change in net unrealized appreciation/depreciation on investments	1,417,777
Change in net unrealized appreciation/depreciation on foreign currency	151
Net increase (decrease) in net assets resulting from operations	1,529,389

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(105,250)
Net decrease in net assets resulting from distributions paid	(105,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,000,000
Proceeds from reinvestment of distribution	105,250
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	25,105,250
Total increase (decrease) in net assets	26,529,389

NET ASSETS
Beginning of period	-
End of period	$26,529,389
Undistributed net investment income	$1,135

CHANGE IN SHARES
Shares sold	2,500,000
Shares issued on reinvestment of distributions	9,957
Shares redeemed	-
Net increase (decrease) in capital shares	2,509,957

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DFA International CORE Equity Fund
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	0.57
Total from investment operations	0.61

Less distributions:
From net investment income	(0.04)
From net realized gain	0.00
Total distributions	(0.04)

Net asset value, end of period	$10.57

Total return	6.12%	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$26.5

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.53%	(3)
Net of waivers and reimbursements	0.69%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	4.95%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a) 7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.5%
Federal Farm Credit Bank 4.600%, 06/08/2037	147,000	171,723
Federal Home Loan Bank 5.500%, 07/15/2036	190,000	257,241
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority 5.880%, 04/01/2036	113,000	157,888
TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,337)		744,594

U.S. TREASURY OBLIGATIONS - 52.8%
U.S Treasury Strip 0.000%, 02/15/2026	1,442,000	1,046,815
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,070,876)		1,046,815

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Invesco Aim STIC Prime Portfolio – Institutional Class 0.056% (b)	5,590	5,590
TOTAL SHORT-TERM INVESTMENTS (Cost $5,590)		5,590

Total Investments (Cost $2,003,326) - 99.4%		$1,971,002
Other Assets in Excess of Liabilities - 0.6%		11,595
NET ASSETS - 100.0%		$1,982,597

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $2,003,326)	$1,971,002
Receivables:
Dividends and Interest	12,273
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,991,321

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,982,597

Shares Outstanding	200,384
Net asset value, offering price and redemption price per share	$9.89

COMPOSITION OF NET ASSETS:
Paid in capital	$2,003,800
Accumulated undistributed net investment income (loss)	289
Accumulated net realized gain (loss) on investments	10,832
Net unrealized appreciation (depreciation) on investments	(32,324)
Net Assets	$1,982,597

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$4,767
Total income	4,767

EXPENSES
Advisory fees (Note 3)	542
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	4,089

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,832
Change in net unrealized appreciation/depreciation on investments	(32,324)
Net realized and unrealized gain (loss) on investments	(21,492)

Net increase (decrease) in net assets resulting from operations	$(17,403)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$4,089
Net realized gain (loss) on investments	10,832
Change in net unrealized appreciation/depreciation on investments	(32,324)
Net increase (decrease) in net assets resulting from operations	(17,403)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,800)
Net decrease in net assets resulting from distributions paid	(3,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	3,800
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,003,800
Total increase (decrease) in net assets	1,982,597

NET ASSETS
Beginning of period	-
End of period	$1,982,597
Undistributed net investment income	$289

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	384
Shares redeemed	-
Net increase (decrease) in capital shares	200,384

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.11)
Total from investment operations	(0.09)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.89

Total return	(0.91%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.41%	(3)

Portfolio turnover rate	54.01%	(2)

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)

Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.7%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	171,723
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	257,241
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	158,402
TOTAL U.S. GOVERNMENT AGENCIES (Cost $ 752,806)		745,108

U.S. TREASURY OBLIGATIONS - 52.7%
U.S. Treasury Strip
0.000%, 02/15/2030	1,653,000	1,043,397
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,059,578)		1,043,397

	Shares
SHORT TERM INVESTMENTS - 0.2%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	3,923	3,923
TOTAL SHORT-TERM INVESTMENTS (Cost $3,923)		3,923

Total Investments (Cost $1,992,830) - 99.4%		$1,966,431
Other Assets in Excess of Liabilities - 0.6%		11,803
NET ASSETS - 100.0%		$1,978,234

Footnotes:
(a)  U.S. Dollar denominated foreign security
(b)  Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,992,830)	$1,966,431
Receivables:
Dividends and Interest	12,481
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,986,958

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,978,234

Shares Outstanding	200,438
Net asset value, offering price and redemption price per share	$9.87

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,320
Accumulated undistributed net investment income (loss)	313
Net unrealized appreciation (depreciation) on investments	(26,399)
Net Assets	$1,978,234

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,311
Total income	5,311

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	72
Registration fees	64
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	4,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(26,399)
Net realized and unrealized gain (loss) on investments	(26,399)

Net increase (decrease) in net assets resulting from operations	$(21,766)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$4,633
Change in net unrealized appreciation/depreciation on investments	(26,399)
Net increase (decrease) in net assets resulting from operations	(21,766)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,320)
Net increase (decrease) in net assets resulting from distributions paid	(4,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,320
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,320
Total increase (decrease) in net assets	1,978,234

NET ASSETS
Beginning of period	-
End of period	$1,978,234
Undistributed net investment income	$313

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	438
Shares redeemed	-
Net increase (decrease) in capital shares	200,438

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.13)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.87

Total return	(1.08%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.73%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.6%
Federal Farm Credit Bank
4.600%, 06/08/2037	215,000	251,159
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	176,007
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	158,403
TOTAL U.S. GOVERNMENT AGENCIES (Cost $752,520)		743,311

U.S. TREASURY OBLIGATIONS - 52.8%
U.S.Treasury Strip
0.000%, 02/15/2034	1,906,000	1,042,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,060,147)		1,042,500

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	5,415	5,415
TOTAL SHORT-TERM INVESTMENTS (Cost $5,415)		5,415

Total Investments (Cost $1,994,605) - 99.5%		$1,965,229
Other Assets in Excess of Liabilities - 0.5%		10,478
NET ASSETS - 100.0%		$1,975,707

Footnotes:
(a)  U.S. Dollar denominated foreign security
(b)  Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,994,605)	$1,965,229
Receivables:
Dividends and Interest	11,156
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,984,431

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,975,707

Shares Outstanding	200,481
Net asset value, offering price and redemption price per share	$9.85

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,740
Accumulated undistributed net investment income (loss)	343
Net unrealized appreciation (depreciation) on investments	(29,376)
Net Assets	$1,975,707

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,760
Total income	5,760

EXPENSES
Advisory fees (Note 3)	542
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	64
Total operating expenses	7,557
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	677
Net investment income (loss)	5,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(29,376)
Net realized and unrealized gain (loss) on investments	(29,376)

Net increase (decrease) in net assets resulting from operations	$(24,293)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,083
Change in net unrealized appreciation/depreciation on investments	(29,376)
Net increase (decrease) in net assets resulting from operations	(24,293)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,740)
Net decrease in net assets resulting from distributions paid	(4,740)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,740
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,740
Total increase (decrease) in net assets	1,975,707

NET ASSETS
Beginning of period	-
End of period	$1,975,707
Undistributed net investment income	$343

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	481
Shares redeemed	-
Net increase (decrease) in capital shares	200,481

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.16)
Total from investment operations	(0.13)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.85

Total return	(1.26%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.00%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value

INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a) 7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.6%
Federal Farm Credit Bank 4.600%, 06/08/2037	147,000	171,723
Federal Home Loan Bank 5.500%, 07/15/2036	190,000	257,241
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority 5.880%, 04/01/2036	113,000	157,888
TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,337)		744,594

U.S. TREASURY OBLIGATIONS - 52.8%
U.S Treasury Strip 0.000%, 02/15/2029	1,602,000	1,045,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,061,336)		1,045,050

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Invesco Aim STIC Prime Portfolio – Institutional Class 0.056% (b)	4,743	4,743
TOTAL SHORT-TERM INVESTMENTS (Cost $4,743)		4,743

Total Investments (Cost $1,992,939) - 99.4%		$1,968,390
Other Assets in Excess of Liabilities - 0.6%		11,594
NET ASSETS - 100.0%		$1,979,984

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,992,939)	$1,968,390
Receivables:
Dividends and Interest	12,273
Receivable from Adviser (Note 3)	3,045
Prepaid expenses	5,000
Total assets	1,988,708

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,979,984

Shares Outstanding	200,427
Net asset value, offering price and redemption price per share	$9.88

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,220
Accumulated undistributed net investment income (loss)	313
Net unrealized appreciation (depreciation) on investments	(24,549)
Net Assets	$1,979,984

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,212
Total income	5,212

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,559
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	679
Net investment income (loss)	4,533

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(24,549)
Net realized and unrealized gain (loss) on investments	(24,549)

Net increase (decrease) in net assets resulting from operations	$(20,016)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$4,533
Change in net unrealized appreciation/depreciation on investments	(24,549)
Net increase (decrease) in net assets resulting from operations	(20,016)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,220)
Net decrease in net assets resulting from distributions paid	(4,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,220
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,220
Total increase (decrease) in net assets	1,979,984

NET ASSETS
Beginning of period	-
End of period	$1,979,984
Undistributed net investment income	$313

CHANGE IN SHARES
Shares outstanding, beginning of period
Shares sold	200,000
Shares issued on reinvestment of distributions	427
Shares redeemed	-
Net increase (decrease) in capital shares	200,427

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.12)
Total from investment operations	(0.10)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.88

Total return	(0.99%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.67%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a) 7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.6%
Federal Farm Credit Bank 4.600%, 06/08/2037	147,000	171,723
Federal Home Loan Bank 5.500%, 07/15/2036	190,000	257,241
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority 5.880%, 04/01/2036	113,000	157,888
TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,337)		744,594

U.S. TREASURY OBLIGATIONS - 52.8%
U.S Treasury Strip 0.000%, 02/15/2033	1,841,000	1,044,116
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,061,788)		1,044,116

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Invesco Aim STIC Prime Portfolio – Institutional Class 0.056% (b)	4,723	4,723
TOTAL SHORT-TERM INVESTMENTS (Cost $4,723)		4,723

Total Investments (Cost $1,993,371) - 99.4%		$1,967,436
Other Assets in Excess of Liabilities - 0.6%		11,594
NET ASSETS - 100.0%		$1,979,030

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,993,371)	$1,967,436
Receivables:
Dividends and Interest	12,272
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,987,754

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,979,030

Shares Outstanding	200,468
Net asset value, offering price and redemption price per share	$9.87

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,620
Accumulated undistributed net investment income (loss)	345
Net unrealized appreciation (depreciation) on investments	(25,935)
Net Assets	$1,979,030

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,644
Total income	5,644

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Registration fees	64
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Other expenses	65
Total operating expenses	7,559
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	679
Net investment income (loss)	4,965

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(25,935)
Net realized and unrealized gain (loss) on investments	(25,935)

Net increase (decrease) in net assets resulting from operations	$(20,970)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$4,965
Change in net unrealized appreciation/depreciation on investments	(25,935)
Net increase (decrease) in net assets resulting from operations	(20,970)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,620)
Net decrease in net assets resulting from distributions paid	(4,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,620
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,620
Total increase in net assets	1,979,030

NET ASSETS
Beginning of period	-
End of period	$1,979,030
Undistributed net investment income	$345

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	468
Shares redeemed	-
Net increase (decrease) in capital shares	200,468

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.13)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.87

Total return	(1.07%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.93%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized
The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$87,971
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 04/18/2036	190,000	88,210
Province of British Columbia (a)
7.250%, 09/01/2036	105,000	174,003
TOTAL INTERNATIONAL DEBT (Cost $357,994)		350,184

U.S. GOVERNMENT AGENCIES - 29.1%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	256,693
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	158,403
TOTAL U.S. GOVERNMENT AGENCIES (Cost $578,393)		572,838

U.S. TREASURY OBLIGATIONS - 52.5%
U.S. Treasury Strip
0.000%, 02/15/2036	2,032,000	1,036,011
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,077,409)		1,036,011

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	4,717	4,717
TOTAL SHORT-TERM INVESTMENTS (Cost $4,717)		4,717

Total Investments (Cost $2,018,513) - 99.5%		$1,963,750
Other Assets in Excess of Liabilities - 0.5%		9,426
NET ASSETS - 100.0%		$1,973,176

Footnotes:
(a)  U.S. Dollar denominated foreign security
(b)  Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $2,018,513)	$1,963,750
Receivables:
Dividends and Interest	10,103
Receivable from Adviser (Note 3)	3,047
Prepaid expenses	4,934
Total assets	1,981,834

LIABILITIES:
Payable to Advisor - Offering Costs	2,451
Accrued expenses	6,207
Total liabilities	8,658

NET ASSETS	$1,973,176

Shares Outstanding	200,502
Net asset value, offering price and redemption price per share	$9.84

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,940
Accumulated undistributed net investment income (loss)	355
Accumulated net realized gain (loss) on investments	22,644
Net unrealized appreciation (depreciation) on investments	(54,763)
Net Assets	$1,973,176

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,973
Total income	5,973

EXPENSES
Advisory fees (Note 3)	542
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Registration fees	64
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	5,295

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	22,644
Change in net unrealized appreciation/depreciation on investments	(54,763)
Net realized and unrealized gain (loss) on investments	(32,119)

Net increase (decrease) in net assets resulting from operations	$(26,824)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,295
Net realized gain (loss) on investments	22,644
Change in net unrealized appreciation/depreciation on investments	(54,763)
Net increase (decrease) in net assets resulting from operations	(26,824)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,940)
Net decrease in net assets resulting from distributions paid	(4,940)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,940
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,940
Total increase (decrease) in net assets	1,973,176

NET ASSETS
Beginning of period	-
End of period	$1,973,176
Undistributed net investment income	$355

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	502
Shares redeemed	-
Net increase (decrease) in capital shares	200,502

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	(0.14)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.84

Total return	(1.35%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.13%	(3)

Portfolio turnover rate	54.54%	(2)

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$87,971
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
Province of British Columbia (a)
7.250%, 09/01/2036	105,000	174,003
TOTAL INTERNATIONAL DEBT (Cost $356,820)		350,514

U.S. GOVERNMENT AGENCIES - 29.0%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	256,693
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	158,403
TOTAL U.S. GOVERNMENT AGENCIES (Cost $578,393)		572,838

U.S. TREASURY OBLIGATIONS - 52.7%
U.S. Treasury Strip
0.000%, 02/15/2040	2,339,000	1,043,026
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,086,551)		1,043,026

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	2,332	2,332
TOTAL SHORT TERM-INVESTMENTS (Cost $2,332)		2,332

Total Investments (Cost $2,024,096) - 99.5%		$1,968,710
Other Assets in Excess of Liabilities - 0.5%		9,424
NET ASSETS - 100.0%		$1,978,134

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

These accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $2,024,096)	$1,968,710
Receivables:
Dividends and Interest	10,103
Receivable from Adviser (Note 3)	3,045
Prepaid expenses	4,934
Total assets	1,986,792

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,207
Total liabilities	8,658

NET ASSETS	$1,978,134

Shares Outstanding	200,540
Net asset value, offering price and redemption price per share	$9.86

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,320
Accumulated undistributed net investment income (loss)	386
Accumulated net realized gain (loss) on investments	27,814
Net unrealized appreciation (depreciation) on investments	(55,386)
Net Assets	$1,978,134

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,385
Total income	6,385

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,559
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	679
Net investment income (loss)	5,706

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	27,814
Change in net unrealized appreciation/depreciation on investments	(55,386)
Net realized and unrealized gain (loss) on investments	(27,572)

Net increase (decrease) in net assets resulting from operations	$(21,866)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,706
Net realized gain (loss) on investments	27,814
Change in net unrealized appreciation/depreciation on investments	(55,386)
Net increase (decrease) in net assets resulting from operations	(21,866)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,320)
Net decrease in net assets resulting from distributions paid	(5,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,320
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,320
Total increase (decrease) in net assets	1,978,134

NET ASSETS
Beginning of period	-
End of period	$1,978,134
Undistributed net investment income	$386

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	540
Shares redeemed	-
Net increase (decrease) in capital shares	200,540

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.14)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.86

Total return	(1.13%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.45%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.36%	(3)

Portfolio turnover rate	54.66%	(2)

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.8%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$174,003
TOTAL INTERNATIONAL DEBT (Cost $176,523)		174,003

U.S. GOVERNMENT AGENCIES - 37.6%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	171,723
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	257,241
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	157,889
TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,337)		744,595

U.S. TREASURY OBLIGATIONS - 52.8%
U.S Treasury Strip
0.000%, 02/15/2032	1,777,000	1,044,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,061,766)		1,044,986

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	4,636	4,636
TOTAL SHORT-TERM INVESTMENTS (Cost $4,636)		4,636

Total Investments (Cost $1,993,262) - 99.4%		$1,968,220
Other Assets in Excess of Liabilities - 0.6%		11,594
NET ASSETS - 100.0%		$1,979,814

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,993,262)	$1,968,220
Receivables:
Dividends and Interest	12,273
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	4,999
Total assets	1,988,538

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,979,814

Shares Outstanding	200,457
Net asset value, offering price and redemption price per share	$9.88

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,520
Accumulated undistributed net investment income (loss)	336
Net unrealized appreciation (depreciation) on investments	(25,042)
Net Assets	$1,979,814

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,535
Total income	5,535

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,559
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	679
Net investment income (loss)	4,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(25,042)
Net realized and unrealized gain (loss) on investments	(25,042)

Net increase (decrease) in net assets resulting from operations	$(20,186)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$4,856
Change in net unrealized appreciation /depreciation on investments	(25,042)
Net increase (decrease) in net assets resulting from operations	(20,186)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,520)
Net decrease in net assets resulting from distributions paid	(4,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,520
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,520
Total increase (decrease) in net assets	1,979,814

NET ASSETS
Beginning of period	-
End of period	$1,979,814
Undistributed net investment income	$336

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	457
Shares redeemed	-
Net increase (decrease) in capital shares	200,457

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.12)
Total from investment operations	(0.10)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.88

Total return	(0.97%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.86%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 7.9%
Province of British Columbia (a)
7.250%, 09/01/2036	$94,000	$155,774
TOTAL INTERNATIONAL DEBT (Cost $158,030)		155,774

U.S. GOVERNMENT AGENCIES - 38.7%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	256,693
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	176,007
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
4.625%, 09/15/2060	143,000	174,433
TOTAL U.S. GOVERNMENT AGENCIES (Cost $772,991)		764,875

U.S. TREASURY OBLIGATIONS - 52.6%
U.S. Treasury Strip
0.000%, 02/15/2035	1,968,000	1,037,372
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,078,105)		1,037,372

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Inveso Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	3,426	3,426
TOTAL SHORT-TERM INVESTMENTS (Cost $3,425)		3,426

Total Investments (Cost $2,012,552) - 99.4%		$1,961,447
Other Assets in Excess of Liabilities - 0.6%		11,989
NET ASSETS - 100.00%		$1,973,436

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $2,012,552)	$1,961,447
Receivables:
Dividends and Interest	12,666
Receivable from Adviser (Note 3)	3,047
Prepaid expenses	5,000
Total assets	1,982,160

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,973,436

Shares Outstanding	200,486
Net asset value, offering price and redemption price per share	$9.84

COMPOSITION OF NET ASSETS:
Paid in capital	$2,004,780
Accumulated undistributed net investment income (loss)	358
Accumulated net realized gain (loss) on investments	19,403
Net unrealized appreciation (depreciation) on investments	(51,105)
Net Assets	$1,973,436

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$5,815
Total income	5,815

EXPENSES
Advisory fees (Note 3)	542
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Registration fees	64
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Other expenses	64
Total operating expenses	7,557
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	677
Net investment income (loss)	5,138

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	19,403
Change in net unrealized appreciation/depreciation on investments	(51,105)
Net realized and unrealized gain (loss) on investments	(31,702)

Net increase (decrease) in net assets resulting from operations	$(26,564)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,138
Net realized gain (loss) on investments	19,403
Change in net unrealized appreciation/depreciation on investments	(51,105)
Net increase (decrease) in net assets resulting from operations	(26,564)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,780)
Net decrease in net assets resulting from distributions paid	(4,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	4,780
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,004,780
Total increase (decrease) in net assets	1,973,436

NET ASSETS
Beginning of period	-
End of period	$1,973,436
Undistributed net investment income	$358

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	486
Shares redeemed	-
Net increase (decrease) in capital shares	200,486

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	(0.14)

Less distributions:
From net investment income	(0.02)
From net realized gain	0.00
Total distributions	(0.02)

Net asset value, end of period	$9.84

Total return	(1.36%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.04%	(3)

Portfolio turnover rate	54.52%	(2)

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
Schedule of Investments June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$87,971
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	155,774
TOTAL INTERNATIONAL DEBT (Cost $338,326)		332,285

U.S. GOVERNMENT AGENCIES - 29.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	161,000	175,862
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,742
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	251,281
TOTAL U.S. GOVERNMENT AGENCIES (Cost $593,573)		584,885

U.S. TREASURY OBLIGATIONS - 53.0%
U.S Treasury Strip
0.000%, 02/15/2037	2,128,000	1,048,072
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,063,125)		1,048,072

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	1,165	1,165
TOTAL SHORT-TERM INVESTMENTS (Cost $1,165)		1,165

Total Investments (Cost $1,996,189) - 99.5%		$1,966,407
Other Assets in Excess of Liabilities - 0.5%		9,360
NET ASSETS - 100.0%		$1,975,767

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,996,189)	$1,966,407
Receivables:
Dividends and Interest	10,038
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,984,491

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,975,767

Shares Outstanding	200,524
Net asset value, offering price and redemption price per share	$9.85

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,160
Accumulated undistributed net investment income (loss)	389
Net unrealized appreciation (depreciation) on investments	(29,782)
Net Assets	$1,975,767

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,227
Total income	6,227

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	72
Registration fees	64
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	5,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(29,782)
Net realized and unrealized gain (loss) on investments	(29,782)

Net increase (decrease) in net assets resulting from operations	$(24,233)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,549
Change in net unrealized appreciation/depreciation on investments	(29,782)
Net increase (decrease) in net assets resulting from operations	(24,233)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,160)
Net decrease in net assets resulting from distributions paid	(5,160)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,160
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,160
Total increase in net assets	1,975,767

NET ASSETS
Beginning of period	-
End of period	$1,975,767
Undistributed net investment income	$389

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	524
Shares redeemed	-
Net increase (decrease) in capital shares	200,524

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.15)
Total from investment operations	(0.12)
Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.85

Total return	(1.24%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.27%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 13.4%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$163,000	$177,028
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
TOTAL INTERNATIONAL DEBT (Cost $271,722)		265,568

U.S. GOVERNMENT AGENCIES - 33.2%
Federal Farm Credit Bank
4.060%, 04/03/2040	145,000	158,385
Federal Home Loan Bank
5.500%, 07/15/2036	65,000	88,003
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,743
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	251,281
TOTAL U.S. GOVERNMENT AGENCIES (Cost $664,116)		655,412

U.S. TREASURY OBLIGATIONS - 52.9%
U.S. Treasury Strip
0.000%, 02/15/2041	2,425,000	1,046,960
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,060,560)		1,046,960

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	400	400
TOTAL SHORT-TERM INVESTMENTS (Cost $400)		400

Total Investments (Cost $1,996,798) - 99.5%		$1,968,340
Other Assets in Excess of Liabilities - 0.5%		9,142
NET ASSETS - 100.0%		$1,977,482

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,996,798)	$1,968,340
Receivables:
Dividends and Interest	9,821
Receivable from Adviser (Note 3)	3,045
Prepaid expenses	5,000
Total assets	1,986,206

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,977,482

Shares Outstanding	200,562
Net asset value, offering price and redemption price per share	$9.86

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,540
Accumulated undistributed net investment income (loss)	400
Net unrealized appreciation (depreciation) on investments	(28,458)
Net Assets	$1,977,482

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,619
Total income	6,619

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,559
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	679
Net investment income (loss)	5,940

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(28,458)
Net realized and unrealized gain (loss) on investments	(28,458)

Net increase (decrease) in net assets resulting from operations	$(22,518)

*	Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,940
Change in net unrealized appreciation/depreciation on investments	(28,458)
Net increase (decrease) in net assets resulting from operations	(22,518)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,540)
Net decrease in net assets resulting from distributions paid	(5,540)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,540
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,540
Total increase (decrease) in net assets	1,977,482
NET ASSETS
Beginning of period	-
End of period	$1,977,482
Undistributed net investment income	$400

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	562
Shares redeemed	-
Net increase (decrease) in capital shares	200,562

*	Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.14)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.86

Total return	(1.12%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.45%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.50%	(3)

Portfolio turnover rate	0.00%

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$87,971
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	155,774
TOTAL INTERNATIONAL DEBT (Cost $338,327)		332,285

U.S. GOVERNMENT AGENCIES - 30.0%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	176,954
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,743
Tennessee Valley Authority
5.250%, 09/15/2039	197,000	257,895
TOTAL U.S. GOVERNMENT AGENCIES (Cost $599,160)		592,592

U.S. TREASURY OBLIGATIONS - 52.4%
U.S. Treasury Strip
0.000%, 02/15/2038	2,176,000	1,035,815
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,077,573)		1,035,815

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	5,552	5,552
TOTAL SHORT-TERM INVESTMENTS (Cost $5,552)		5,552

Total Investments (Cost $2,020,612) - 99.5%		$1,966,244
Other Assets in Excess of Liabilities - 0.5%		9,609
NET ASSETS - 100.0%		$1,975,853

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $2,020,612)	$1,966,244
Receivables:
Dividends and Interest	10,287
Receivable from Adviser (Note 3)	3,046
Prepaid expenses	5,000
Total assets	1,984,577

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,975,853

Shares Outstanding	200,520
Net asset value, offering price and redemption price per share	$9.85

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,120
Accumulated undistributed net investment income (loss)	383
Accumulated net realized gain (loss) on investments	24,718
Net unrealized appreciation (depreciation) on investments	(54,368)
Net Assets	$1,975,853

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,181
Total income	6,181

EXPENSES
Advisory fees (Note 3)	542
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	73
Registration fees	64
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	5,503

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	24,718
Change in net unrealized appreciation/depreciation on investments	(54,368)
Net realized and unrealized gain (loss) on investments	(29,650)

Net increase (decrease) in net assets resulting from operations	$(24,147)

*	Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,503
Net realized gain (loss) on investments	24,718
Change in net unrealized appreciation/depreciation on investments	(54,368)
Net increase (decrease) in net assets resulting from operations	(24,147)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,120)
Net decrease in net assets resulting from distributions paid	(5,120)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,120
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,120
Total increase (decrease) in net assets	1,975,853

NET ASSETS
Beginning of period	-
End of period	$1,975,853
Undistributed net investment income	$383

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	520
Shares redeemed	-
Net increase (decrease) in capital shares	200,520

*	Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.15)
Total from investment operations	(0.12)

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.85

Total return	(1.24%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.46%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.25%	(3)

Portfolio turnover rate	54.48%	(2)

1)	Commenced operations on May 30, 2012
2)	Not Annualized
3)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)	$81,000	$87,971
3.875%, 10/28/2041
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	155,774
TOTAL INTERNATIONAL DEBT (Cost $338,327)		332,285

U.S. GOVERNMENT AGENCIES - 29.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	176,954
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,743
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	251,281
TOTAL U.S. GOVERNMENT AGENCIES (Cost $594,677)		585,978

U.S. TREASURY OBLIGATIONS - 53.1%
U.S. Treasury Strip
0.000%, 02/15/2040	2,354,000	1,049,715
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,062,551)		1,049,715

	Shares
SHORT TERM INVESTMENTS - 0.0%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	916	916
TOTAL SHORT TERM INVESTMENTS (Cost $916)		916

Total Investments (Cost $1,996,471) - 99.5%		$1,968,894
Other Assets in Excess of Liabilities - 0.5%		9,369
NET ASSETS - 100.0%		$1,978,263

Footnotes:
(a)  U.S. Dollar denominated foreign security
(b)  Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,996,471)	$1,968,894
Receivables:
Dividends and Interest	10,048
Receivable from Adviser (Note 3)	3,045
Prepaid expenses	5,000
Total assets	1,986,987

LIABILITIES:
Payable to Adviser - Offering Costs	2,451
Accrued expenses	6,273
Total liabilities	8,724

NET ASSETS	$1,978,263

Shares Outstanding	200,552
Net asset value, offering price and redemption price per share	$9.86

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,440
Accumulated undistributed net investment income (loss)	400
Net unrealized appreciation (depreciation) on investments	(27,577)
Net Assets	$1,978,263

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,518
Total income	6,518

EXPENSES
Advisory fees (Note 3)	543
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees	450
Custodian fees	235
Offering costs	227
Reports to shareholders	72
Registration fees	64
Other expenses	65
Total operating expenses	7,558
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	678
Net investment income (loss)	5,840

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(27,577)
Net realized and unrealized gain (loss) on investments	(27,577)

Net increase (decrease) in net assets resulting from operations	$(21,737)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$5,840
Change in net unrealized appreciation/depreciation on investments	(27,577)
Net increase (decrease) in net assets resulting from operations	(21,737)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,440)
Net decrease in net assets resulting from distributions paid	(5,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,440
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,440
Total increase (decrease) in net assets	1,978,263

NET ASSETS
Beginning of period	-
End of period	$1,978,263
Undistributed net investment income	$400

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	552
Shares redeemed	-
Net increase (decrease) in capital shares	200,552

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.14)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.86

Total return	(1.13%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.45%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.44%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Market Value
INTERNATIONAL DEBT - 13.4%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$163,000	$177,028
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,540
TOTAL INTERNATIONAL DEBT (Cost $271,722)		265,568

U.S. GOVERNMENT AGENCIES - 33.0%
Federal Farm Credit Bank
4.060%, 04/03/2040	145,000	158,385
Federal Home Loan Bank
5.500%, 07/15/2036	65,000	88,003
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	157,743
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	251,281
TOTAL U.S. GOVERNMENT AGENCIES (Cost $664,115)		655,412

U.S. TREASURY OBLIGATIONS - 53.1%
U.S. Treasury Strip
0.000%, 02/15/2042	2,509,000	1,051,896
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,060,631)		1,051,896

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Invesco Aim STIC Prime Portfolio – Institutional Class
0.056% (b)	430	430
TOTAL SHORT-TERM INVESTMENTS (Cost $430)		430

Total Investments (Cost $1,996,898) - 99.5%		$1,973,306
Other Assets in Excess of Liabilities - 0.5%		9,140
NET ASSETS - 100.0%		$1,982,446

Footnotes:
(a)  U.S. Dollar denominated foreign security
(b)  Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
June 30, 2012 - (Unaudited)

ASSETS:
Investments at value (cost $1,996,898)	$1,973,306
Receivables:
Dividends and Interest	9,821
Receivable from Adviser (Note 3)	3,043
Prepaid expenses	4,934
Total assets	1,991,104

LIABILITIES:
Payable to Advisor - Offering Costs	2,451
Accrued expenses	6,207
Total liabilities	8,658

NET ASSETS	$1,982,446

Shares Outstanding	200,569
Net asset value, offering price and redemption price per share	$9.88

COMPOSITION OF NET ASSETS:
Paid in capital	$2,005,620
Accumulated undistributed net investment income (loss)	418
Net unrealized appreciation (depreciation) on investments	(23,592)
Net Assets	$1,982,446

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INVESTMENT INCOME
INCOME
Interest income	$6,720
Total income	6,720

EXPENSES
Advisory fees (Note 3)	545
Audit Fees	2,595
Administration fees	1,588
Legal fees	1,209
Shareholder servicing fees	510
Trustee fees (Note 3)	450
Custodian fees	235
Offering costs	227
Reports to shareholders	74
Registration fees	64
Other expenses	65
Total operating expenses	7,562
Less: Expense reimbursement by Adviser	(6,880)
Net expenses	682
Net investment income (loss)	6,038

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(23,592)
Net realized and unrealized gain (loss) on investments	(23,592)

Net increase (decrease) in net assets resulting from operations	$(17,554)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For the Period Ended June 30, 2012* - (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$6,038
Change in net unrealized appreciation/depreciation on investments	(23,592)
Net increase (decrease) in net assets resulting from operations	(17,554)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,620)
Net decrease in net assets resulting from distributions paid	(5,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,000
Proceeds from reinvestment of distribution	5,620
Cost of shares redeemed	-
Net increase (decrease) from capital share transactions	2,005,620
Total increase (decrease) in net assets	1,982,446

NET ASSETS
Beginning of period	-
End of period	$1,982,446
Undistributed net investment income	$418

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	569
Shares redeemed	-
Net increase (decrease) in capital shares	200,569

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	June 30, 2012(1)

Net asset value, beginning of period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	(0.12)
Total from investment operations	(0.09)

Less distributions:
From net investment income	(0.03)
From net realized gain	0.00
Total distributions	(0.03)

Net asset value, end of period	$9.88

Total return	(0.92%)	(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	4.44%	(3)
Net of waivers and reimbursements	0.40%	(3)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.55%	(3)

Portfolio turnover rate	0.00%

1) Commenced operations on May 30, 2012
2) Not Annualized
3) Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Symetra Mutual Funds Trust
June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 19 series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio.  The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Funds commenced operations on May 30, 2012.

For convenience, the following shortened names will be used when referring to the Funds individually throughout these notes to financial statements.

Fund	Short Name
Symetra DoubleLine® Total Return Fund	Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund	Emerging Markets Fund
Symetra Yacktman Focused Fund	Focused Fund
Symetra DFA U.S. CORE Equity Fund	U.S. CORE Equity Fund
Symetra DFA International CORE Equity Fund	International Fund
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)	2016 (1942-1947) Fund
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)	2020 (1942-1947) Fund
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)	2024 (1942-1947) Fund
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)	2016 (1948-1952) Fund
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)	2020 (1948-1952) Fund
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)	2024 (1948-1952) Fund
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)	2028 (1948-1952) Fund
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)	2016 (1953-1957) Fund
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)	2020 (1953-1957) Fund
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)	2024 (1953-1957) Fund
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)	2028 (1953-1957) Fund
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)	2020 (1958-1962) Fund
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)	2024 (1958-1962) Fund
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)	2028 (1958-1962) Fund

Additionally, the 2016 (1942-1947) Fund, 2020 (1942-1947) Fund, 2024 (1942-1947) Fund, 2016 (1948-1952) Fund, 2020 (1948-1952) Fund, 2024 (1948-1952) Fund, 2028 (1948-1952) Fund, 2016 (1953-1957) Fund, 2020 (1953-1957) Fund, 2024 (1953-1957) Fund, 2028 (1953-1957) Fund, 2020 (1958-1962) Fund, 2024 (1958-1962) Fund, and 2028 (1958-1962) Fund may be referred to together as the “Pension Reserve Funds.”

The Total Return Fund and Emerging Markets Fund seek total return through both income and capital appreciation.  The Focused Fund, U.S. CORE Equity Fund and International Fund seek long term capital appreciation. The Pension Reserve Funds seek investment returns that would provide an amount on the Fund’s termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund’s name.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Adoption of New Accounting Pronouncements

ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurements (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU establishes common definitions of fair value and requirements for measurement and disclosure between U.S. GAAP and International Financial Reporting Standards (“IFRS”).  Enhanced disclosures include quantitative information about unobservable inputs to Level 3 measurements, when available; qualitative information about the sensitivity of Level 3 measurements to alternative inputs; and classification within the fair value hierarchy of all fair value measurements disclosed.  The standard is effective for interim and annual periods beginning after December 15, 2011.  The Funds have disclosed the applicable requirements of this accounting standard.

B. Security Valuation. Market value is used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or Foreign Exchange or the National Association of Securities Dealers (“NASDAQ”) for which market quotations are readily available are valued using the last sale price on that exchange or the official closing price on NASDAQ.  If the official closing price is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over the Counter (“OTC”) securities which are not traded on an exchange are valued at the last sales price.

Short-term debt securities with a remaining maturity of sixty (60) days or less are valued at the amortized cost method, which approximates market value.  Debt securities with a remaining maturity of more than 60 days are valued at the evaluated mean which is obtained from an independent pricing service.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day.  If such events occur, a Fund will value securities of foreign issuers at fair value, taking into account such events, in calculating the NAV.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

D. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

E. When-Issued and Delayed Delivery Securities and Forward Commitments.  Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis.  When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment.  The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.  While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable.  At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value.  At the time of delivery of the securities, the value may be more or less than the purchase or sale price.  An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

F. Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.

G. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

H. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

I. Organizational and Offering Costs. Organizational costs consist of costs incurred to establish the Trust and enable it to legally do business.  These expenses have been paid by the Adviser.  Offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations of each Fund.

NOTE 3 – INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Symetra Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds will pay a management fee equal to the following annual percentages of average daily net assets:

Total Return Fund	0.55%
Emerging Markets Fund	0.90%
Focused Fund	1.00%
U.S. CORE Equity Fund	0.42%
International Fund	0.60%
2016 (1942-1947) Fund	0.32%
2020 (1942-1947) Fund	0.32%
2024 (1942-1947) Fund	0.32%
2016 (1948-1952) Fund	0.32%
2020 (1948-1952) Fund	0.32%
2024 (1948-1952) Fund	0.32%
2028 (1948-1952) Fund	0.32%
2016 (1953-1957) Fund	0.32%
2020 (1953-1957) Fund	0.32%
2024 (1953-1957) Fund	0.32%
2028 (1953-1957) Fund	0.32%
2020 (1958-1962) Fund	0.32%
2024 (1958-1962) Fund	0.32%
2028 (1958-1962) Fund	0.32%

The Adviser has contractually agreed to waive 0.05% of its management fee (the “Fee Waiver”) and also agreed to pay Fund expenses in order to limit the Fund’s Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund, Emerging Markets Fund, U.S. CORE Equity Fund and the Pension Reserve Funds, 0.12% of the Focused Fund and 0.14% of the International Fund (the “Expense Caps”).  The Fee Waiver and the Expense Caps will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from each Fund for three years from the date they were waived or paid, as long as each Fund can make the repayment while remaining within its Expense Cap.

As of June 30, 2012, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Total Return Fund	$27,915
Emerging Markets Fund	$18,851
Focused Fund	$12,102
U.S. CORE Equity Fund	$25,700
International Fund	$39,518
2016 (1942-1947) Fund	$6,880
2020 (1942-1947) Fund	$6,880
2024 (1942-1947) Fund	$6,880
2016 (1948-1952) Fund	$6,880
2020 (1948-1952) Fund	$6,880
2024 (1948-1952) Fund	$6,880
2028 (1948-1952) Fund	$6,880
2016 (1953-1957) Fund	$6,880
2020 (1953-1957) Fund	$6,880
2024 (1953-1957) Fund	$6,880
2028 (1953-1957) Fund	$6,880
2020 (1958-1962) Fund	$6,880
2024 (1958-1962) Fund	$6,880
2028 (1958-1962) Fund	$6,880

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), and U.S. Bank, N.A. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services, and U.S. Bank, N.A. serves as custodian to the Funds.

Independent Trustees of the Board are compensated by the Trust for their services: $20,000 annual retainer; $4,000 per Board meeting attended; $1,000 per committee meeting attended; $2,000 annual compensation for committee chairmanship; and $500 per telephonic meeting attended. The Lead Independent Trustee will also receive $2,000 annual compensation. The Trustees also receive reimbursement from the Trust for reasonable expenses incurred in connection with Trust business. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Certain of the Funds’ investments are in securities that are considered affiliates because the Fund is under common control with the investment held. Transactions during the period in securities of these companies were as follows:

Symetra DFA U.S. CORE Equity Fund

	Current Period Transactions
	Market Value 5/30/2012	Purchases at Cost	Dividend Income	Market Value 6/30/2012
DFA U.S. Small Cap Portfolio	$ -	$5,020,413	$20,413	$ 5,211,171

Symetra DFA International CORE Equity Fund

	Current Period Transactions
	Market Value 5/30/2012	Purchases at Cost	Dividend Income	Market Value 6/30/2012
DFA International Small Cap Value
Portfolio	$ -	$6,336,431	$ 86,431	$ 6,558,187
DFA VA International Small
Portfolio	-	1,250,000	-	1,300,335
	$ -	$7,586,431	$ 86,431	$ 7,858,522

NOTE 4 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2012, Symetra Life Insurance Company and its affiliates held either in their own account or for the benefit of others, in aggregate, 100% of the outstanding shares of each of the Funds in the Trust.

NOTE 5 – INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, excluding U.S. government and other short-term investments, for the period May 30, 2012 (commencement of operations) to June 30, 2012, were as follows:

Fund	Purchases (excluding Short- Term Investments & U.S. Government)	Sales (excluding Short-Term Investments & U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government

Total Return Fund	$8,965,196	$4,143	$-	$-
Emerging Markets Fund	$9,831,184	$-	$-	$-
Focused Fund	$4,714,698	$-	$-	$-
U.S. CORE Equity Fund	$24,918,590	$-	$-	$-
International Fund	$24,975,353	$5	$-	$-
2016 (1942-1947) Fund	$176,681	$-	$2,878,213	$1,069,644
2020 (1942-1947) Fund	$176,681	$-	$1,810,002	$-
2024 (1942-1947) Fund	$176,681	$-	$1,809,818	$-
2016 (1948-1952) Fund	$176,681	$-	$1,809,416	$-
2020 (1948-1952) Fund	$176,681	$-	$1,809,436	$-
2024 (1948-1952) Fund	$357,827	$-	$2,709,949	$1,078,896
2028 (1948-1952) Fund	$356,648	$-	$2,718,881	$1,085,264
2016 (1953-1957) Fund	$176,681	$-	$1,809,523	$-
2020 (1953-1957) Fund	$158,172	$-	$2,907,251	$1,078,520
2024 (1953-1957) Fund	$338,139	$-	$1,653,307	$-
2028 (1953-1957) Fund	$271,408	$-	$1,720,970	$-
2020 (1958-1962) Fund	$338,139	$-	$2,727,647	$1,078,906
2024 (1958-1962) Fund	$338,139	$-	$1,653,549	$-
2028 (1958-1962) Fund	$271,408	$-	$1,720,939	$-

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The valuation techniques and significant inputs used in determining fair values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current market data and incorporate deal collateral performance as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would initiate fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

Symetra DoubleLine® Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$5,752,825	$-	$5,752,825
Non-Agency Collateralized Mortgage
Obligations	-	4,166,623	-	4,166,623
Total Fixed Income	-	9,919,448	-	9,919,448
Short Term Investments	1,638,808	-	-	1,638,808
Total Investments in Securities	$1,638,808	$9,919,448	$-	$11,558,256

Symetra DoubleLine® Emerging Markets Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$7,877,203	$-	$7,877,203
Foreign Government Bonds	-	1,950,239	-	1,950,239
Total Fixed Income	-	9,827,442	-	9,827,442
Short Term Investments	44,884	-	-	44,884
Total Investments in Securities	$44,884	$9,827,442	$-	$9,872,326

Symetra Yacktman Focused Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$4,896,110	$19,845	$-	$4,915,955
Total Equity	4,896,110	19,845	-	4,915,955
Short Term Investments	-	784,726	-	784,726
Total Investments in Securities	$4,896,110	$804,571	$-	$5,700,681

Symetra DFA U.S. CORE Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,534,390	$-	$-	$20,534,390
Mutual Funds	5,211,171	-	-	5,211,171
Total Equity	25,745,561	-	-	25,745,561
Short Term Investments	110,986	-	-	110,986
Total Investments in Securities	$25,856,547	$-	$-	$25,856,547

Symetra DFA International CORE Equity Fund	Level 1	Level 2	Level 3*	Total
Equity
Common Stocks	$4,603,091	$13,930,227	$35	$18,533,353
Mutual Funds	7,858,522	-	-	7,858,522
Rights	977	-	-	977
Total Equity	12,462,590	13,930,227	35	26,392,852
Short Term Investments	116,646	-	-	116,646
Total Investments in Securities	$12,579,236	$13,930,227	$35	$26,509,498

* Level 3 Positions represent less than .01% of the total value of the Fund

Symetra Pension Reserve Fund – 2016
(1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	744,594	-	744,594
U.S. Treasury Obligations	-	1,046,815	-	1,046,815
Total Fixed Income	-	1,965,412	-	1,965,412
Short Term Investments	5,590	-	-	5,590
Total Investments in Securities	$5,590	$1,965,412	$-	$1,971,002

Symetra Pension Reserve Fund – 2020
(1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	745,108	-	745,108
U.S. Treasury Obligations	-	1,043,397	-	1,043,397
Total Fixed Income	-	1,962,508	-	1,962,508
Short Term Investments	3,923	-	-	3,923
Total Investments in Securities	$3,923	$1,962,508	$-	$1,966,431

Symetra Pension Reserve Fund – 2024
(1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	743,310	-	743,310
U.S. Treasury Obligations	-	1,042,500	-	1,042,500
Total Fixed Income	-	1,959,813	-	1,959,813
Short Term Investments	5,415	-	-	5,415
Total Investments in Securities	$5,415	$1,959,813	$-	$1,965,228

Symetra Pension Reserve Fund – 2016
(1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	744,594	-	744,594
U.S. Treasury Obligations	-	1,045,050	-	1,045,050
Total Fixed Income	-	1,963,647	-	1,963,647
Short Term Investments	4,743	-	-	4,743
Total Investments in Securities	$4,743	$1,963,647	$-	$1,968,390

Symetra Pension Reserve Fund – 2020
(1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	744,594	-	744,594
U.S. Treasury Obligations	-	1,044,116	-	1,044,116
Total Fixed Income	-	1,962,713	-	1,962,713
Short Term Investments	4,723	-	-	4,723
Total Investments in Securities	$4,723	$1,962,713	$-	$1,967,436

Symetra Pension Reserve Fund – 2024
(1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$350,184	$-	$350,184
U.S. Government Agencies	-	572,838	-	572,838
U.S. Treasury Obligations	-	1,036,011	-	1,036,011
Total Fixed Income	-	1,959,033	-	1,959,033
Short Term Investments	4,717	-	-	4,717
Total Investments in Securities	$4,717	$1,959,033	$-	$1,963,750

Symetra Pension Reserve Fund – 2028
(1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$350,514	$-	$350,514
U.S. Government Agencies	-	572,838	-	572,838
U.S. Treasury Obligations	-	1,043,026	-	1,043,026
Total Fixed Income	-	1,966,378	-	1,966,378
Short Term Investments	2,332	-	-	2.332
Total Investments in Securities	$2,332	$1,966,378	$-	$1,968,710

Symetra Pension Reserve Fund – 2016
(1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$174,003	$-	$174,003
U.S. Government Agencies	-	744,595	-	744,595
U.S. Treasury Obligations	-	1,044,986	-	1,044,986
Total Fixed Income	-	1,963,584	-	1,963,584
Short Term Investments	4,636	-	-	4,636
Total Investments in Securities	$4,636	$1,963,584	$-	$1,968,220

Symetra Pension Reserve Fund – 2020
(1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$155,774	$-	$155,774
U.S. Government Agencies	-	764,875	-	764,875
U.S. Treasury Obligations	-	1,037,372	-	1,037,372
Total Fixed Income	-	1,958,021	-	1,958,021
Short Term Investments	3,426	-	-	3,426
Total Investments in Securities	$3,426	$1,958,021	$-	$1,961,447

Symetra Pension Reserve Fund – 2024
(1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$332,285	$-	$332,285
U.S. Government Agencies	-	584,885	-	584,885
U.S. Treasury Obligations	-	1,048,072	-	1,048,072
Total Fixed Income	-	1,965,242	-	1,965,242
Short Term Investments	1,165	-	-	1,165
Total Investments in Securities	$1,165	1,965,242	$-	$1,966,407

Symetra Pension Reserve Fund – 2028
(1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$265,568	$-	$265,568
U.S. Government Agencies	-	655,411	-	655,411
U.S. Treasury Obligations	-	1,046,960	-	1,046,960
Total Fixed Income	-	1,967,939	-	1,967,939
Short Term Investments	400	-	-	400
Total Investments in Securities	$400	$1,967,939	$-	$1,968,339

Symetra Pension Reserve Fund – 2020
(1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$332,285	$-	$332,285
U.S. Government Agencies	-	592,593	-	592,593
U.S. Treasury Obligations	-	1,035,815	-	1,035,815
Total Fixed Income	-	1,960,693	-	1,960,693
Short Term Investments	5,552	-	-	5,552
Total Investments in Securities	$5,552	$1,960,693	$-	$1,966,245

Symetra Pension Reserve Fund – 2024
(1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$332,285	$-	$332,285
U.S. Government Agencies	-	585,978	-	585,978
U.S. Treasury Obligations	-	1,049,715	-	1,049,715
Total Fixed Income	-	1,967,978	-	1,967,978
Short Term Investments	916	-	-	916
Total Investments in Securities	$916	$1,967,978	$-	$1,968,894

Symetra Pension Reserve Fund – 2028
(1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$265,568	$-	$265,568
U.S. Government Agencies	-	655,412	-	655,412
U.S. Treasury Obligations	-	1,051,896	-	1,051,896
Total Fixed Income	-	1,972,876	-	1,972,876
Short Term Investments	430	-	-	430
Total Investments in Securities	$430	$1,972,876	$-	$1,973,306

There we no transfers between Level 1, Level 2, or Level 3 during the period.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income and net realized gains, if any, are declared and paid at least annually.

The tax components of distributions paid during the period ended June 30, 2012 were as follows:

	Ordinary Income	Long-term Capital Gain
Total Return Fund	$28,300	$-
Emerging Markets Fund	$16,200	$-
Focused Fund	$-	$-
U.S. CORE Equity Fund	$42,750	$-
International Fund	$105,250	$-
2016 (1942-1947) Fund	$3,800	$-
2020 (1942-1947) Fund	$4,320	$-
2024 (1942-1947) Fund	$4,740	$-
2016 (1948-1952) Fund	$4,220	$-
2020 (1948-1952) Fund	$4,620	$-
2024 (1948-1952) Fund	$4,940	$-
2028 (1948-1952) Fund	$5,320	$-
2016 (1953-1957) Fund	$4,520	$-
2020 (1953-1957) Fund	$4,780	$-
2024 (1953-1957) Fund	$5,160	$-
2028 (1953-1957) Fund	$5,540	$-
2020 (1958-1962) Fund	$5,120	$-
2024 (1958-1962) Fund	$5,440	$-
2028 (1958-1962) Fund	$5,620	$-

NOTE 8 – SUBSEQUENT EVENTS

The Funds follow authoritative standards of accounting for disclosure of events that occur after the balance sheet date but before financial statements are issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Other Information – (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 1-800-SYMETRA (1-800-796-3872) and on the SEC’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. This information is also available, without charge, by calling toll-free 1-800-796-3872 or by visiting the Funds’ website at http://www.symetra.com/funds. The Funds commenced operations May 30, 2012, and therefore there is no Form N-Q currently on file.

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Trustees”) of Symetra Mutual Funds Trust (the “Trust”), including a majority of those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the advisory and sub-advisory agreements of the Trust and its investment portfolios (each, a “Fund” and, collectively, the “Funds”). At an in-person meeting held on March 30, 2012, the Trustees, including each of the Independent Trustees, considered and unanimously approved the Investment Management Agreement between Symetra Investment Management, Inc. (the “Advisor”) and the Trust, on behalf of each Fund (the “Investment Management Agreement”).

Prior to approving the Investment Management Agreement, the Trustees requested, received, and considered a variety of materials, including: (i) the proposed Investment Management Agreement; (ii) the form of sub-advisory agreement between the Advisor and each sub-advisor; (iii) information describing the nature, quality, and extent of the services to be provided by the Advisor to the Funds, and the fees to be charged by the Advisor to the Funds; (iv) information concerning the Advisor’s business and operations, investment team, and compliance policies and other internal procedures; and (v) information describing each Fund’s anticipated operating expenses. The Trustees received in-person presentations from representatives of the Advisor and considered the anticipated use of the Funds as underlying investment options for variable annuity products created by life insurance companies affiliated with the Advisor and its parent company, Symetra Financial Corporation. Prior to approving the Investment Management Agreement, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates.

In determining to approve the Investment Management Agreement, the Trustees reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Trustees had deemed necessary and appropriate through the exercise of their reasonable business judgment. While individual Trustees may have weighed certain factors differently, the Trustees’ determination to approve the Investment Management Agreement was based on a comprehensive consideration of all information provided to the Trustees with respect to the approval of the Investment Management Agreement. A more detailed discussion of the factors the Trustees considered with respect to the approval of the Investment Management Agreement is provided below.

Nature, Quality, and Extent of Services

The Trustees considered information regarding the nature, quality, and extent of services to be provided by the Advisor to the Funds. The Trustees considered the responsibilities that the Advisor would have under the Trust’s “manager-of-managers” structure, including: selecting and monitoring the Funds’ sub-advisors; maintaining a comprehensive compliance and fund administration program, including with respect to the Funds’ service providers; and monitoring the operation of each Fund according to its stated objectives, strategies, policies, and restrictions. The Trustees considered, among other things, the experience of the Advisor’s personnel, along with the Advisor’s resources and capabilities in connection with managing the Funds and, in particular, selecting and managing sub-advisors for funds using a manager-of-managers structure. The Trustees were also provided with, and considered, information pertaining to the Advisor’s organizational structure and investment operations, along with other relevant information with respect to the Advisor. Based upon these considerations, the Trustees concluded that they were satisfied with the nature, quality, and extent of services to be provided by the Advisor to the Funds.

Advisory Fees and Ancillary Benefits

The Trustees considered the proposed advisory fees to be charged by the Advisor in connection with its relationship with the Funds and compared the proposed fees to those of sub-advised funds offered as investment options under variable annuity contracts by reviewing comparative information, including information obtained from a third-party data provider. The Trustees also reviewed the Advisor’s projections with respect to the Funds’ asset levels, considering the advisory fees that would be paid to the Advisor. The Trustees considered the anticipated Fund expense levels along with the Advisor’s commitment to initially limit each Fund’s expenses through an expense limitation and management fee waiver agreement with the Trust. The Trustees concluded that the proposed fees were reasonable.

The Trustees also considered potential benefits other than advisory fees that the Advisor or its affiliates may receive because of the Advisor’s relationship with the Trust. The Trustees considered that the Funds were designed to serve as investment options for variable annuity contracts issued by affiliates of the Advisor, that those affiliates will receive fees under those contracts, and that the Pension Reserve Funds are intended to support an annuity guarantee feature under those contracts. The Trustees considered that the Advisor did not expect to receive any other direct or indirect benefits. The Trustees concluded that the benefits that may accrue to the Advisor and its affiliates were reasonable.

Profitability and Economies of Scale

The Trustees considered the Advisor’s expected profitability in managing the Funds and the potential economies of scale that may be realized in the operation of the Funds as Fund assets grow. Because the Funds had not yet commenced operations at the time of the Trustees’ consideration and approval of the Investment Management Agreement, specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses. The Trustees concluded that it was appropriate to revisit profitability and the potential economies of scale in connection with future annual reviews of the Investment Management Agreement.

Investment Performance

Because the Funds had not yet commenced investment operations at the time of the Trustees’ consideration and approval of the Investment Management Agreement, the Trustees could not consider the performance of the Funds as factors in evaluating the Investment Management Agreement. The Trustees concluded that it was appropriate to revisit the Funds’ performance in connection with future annual reviews of the Investment Management Agreement.

Conclusion

After consideration of the foregoing factors and such information and other matters as were deemed relevant, and with no single factor identified as being determinative to their decision, the Trustees, including a majority of the Independent Trustees with the assistance of independent counsel, concluded that the initial approval of the Investment Management Agreement was in the best interests of each Fund, and unanimously approved the Investment Management Agreement with, and the fee to be paid to, the Advisor, on behalf of each Fund.

BOARD OF TRUSTEES’ CONSIDERATION AND APPROVAL OF SUB ADVISORY AGREEMENTS

At an in-person meeting held on March 30, 2012, the Trustees, including the Independent Trustees, based on the recommendation of the Advisor, considered and unanimously approved the sub-advisory agreements between each of the following sub-advisors and the Advisor, on behalf of the applicable Fund(s):

Fund	Sub-Advisor

Symetra DoubleLine Total Return Fund	DoubleLine Capital LP

Symetra DoubleLine Emerging Markets Income Fund	DoubleLine Capital LP

Symetra Yacktman Focused Fund	Yacktman Asset Management Company

Symetra DFA U.S. CORE Equity Fund	Dimensional Fund Advisors LP

Symetra DFA International CORE Equity Fund	Dimensional Fund Advisors LP

Symetra Pension Reserve Fund – 2016 (b. 1942 – 1947)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2020 (b. 1942 – 1947)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2024 (b. 1942 – 1947)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2016 (b. 1948 – 1952)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2020 (b. 1948 – 1952)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2024 (b. 1948 – 1952)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2028 (b. 1948 – 1952)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2016 (b. 1953 – 1957)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2020 (b. 1953 – 1957)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2024 (b. 1953 – 1957)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2028 (b. 1953 – 1957)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2020 (b. 1958 – 1962)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2024 (b. 1958 – 1962)	Russell Investment Management Company

Symetra Pension Reserve Fund – 2028 (b. 1958 – 1962)	Russell Investment Management Company

Prior to approving the sub-advisory agreements, the Trustees requested, received, and considered a variety of materials relating to each sub-advisor, including: (i) a copy of the proposed form of sub-advisory agreement between the sub-advisor and the Advisor, on behalf of the applicable Fund(s); (ii) the sub-advisor’s responses to the Advisor’s due diligence questionnaire, including information on the sub-advisor’s investment process; (iii) a description of the Advisor’s selection and recommendation process with respect to the sub-advisor, and the reasons for such recommendation; (iv) information regarding the amount of the proposed sub-advisory fee payable to the sub-advisor; (v) biographical information for the investment professionals that would be responsible for the day-to-day management of the applicable Fund’s portfolio; (vi) information regarding the sub-advisor’s financial condition; and (vii) information regarding the sub-advisor’s compliance policies and other internal procedures. Prior to approving the sub-advisory agreements, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates.

In determining to approve the sub-advisory agreements, the Trustees reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Trustees had deemed necessary and appropriate through the exercise of their reasonable business judgment. While individual Trustees may have weighed certain factors differently, the Trustees’ determination to approve the sub-advisory agreements was based on a comprehensive consideration of all information provided to the Trustees with respect to the approval of the sub-advisory agreements. A more detailed discussion of the factors the Trustees considered with respect to the approval of the sub-advisory agreements is provided below.

Nature, Quality, and Extent of Services

The Trustees considered information regarding the nature, quality, and extent of services that each sub-advisor would provide to its respective Fund(s). The Trustees considered the specific investment process to be employed by each sub-advisor in managing its respective Fund(s), the qualifications of each sub-advisor’s portfolio management team with regard to implementing a Fund’s investment mandate, and each sub-advisor’s performance record as compared to its relative benchmark, when comparable performance analysis was available. The Trustees were also provided with, and considered, information pertaining to each sub-advisor’s organizational structure and investment operations, along with other relevant information with respect to each sub-advisor. The Trustees also considered the Advisor’s review and selection process with respect to each sub-advisor, along with the Advisor’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by each sub-advisor to its respective Fund(s). Based upon these considerations, the Trustees concluded that they were satisfied with the nature, quality, and extent of services to be provided by each sub-advisor to the Funds.

Sub-advisory Fees and Ancillary Benefits

The Trustees considered the proposed advisory fees to be charged by the sub-advisors in connection with the services that would be rendered by each sub-advisor. The Trustees also considered comparisons of the fees to be paid by the Advisor to each sub-advisor with the fees charged by that sub-advisor to its other clients, when comparable fee information was available. In addition, the Trustees considered the Advisor’s reasons for concluding that the fees to be paid to each sub-advisor for its services to the Fund were reasonable, including the Advisor’s representation that each sub-advisory fee was the result of an arm’s-length negotiation between the Advisor and the sub-advisor. The Trustees considered that the sub-advisory fees would be paid by the Advisor to each sub-advisor and would not be additional fees borne by the Funds. The Trustees also considered whether the fee schedule of each sub-advisor included breakpoints that would reduce that sub-advisor’s fees as assets in the Fund increased. The Trustees concluded that the proposed fees to be paid to each sub-advisor with respect to the assets to be allocated to each sub-advisor were reasonable.

The Trustees also considered potential benefits other than sub-advisory fees that may be received by the sub-advisors and their affiliates as a result of their relationship with the Trust. The Trustees concluded that the potential benefits that may accrue to the sub-advisors and their affiliates, including the ability to use soft dollars in a manner consistent with the applicable Trust policy and other benefits resulting from an increase in assets under management, were consistent with the types of benefits generally derived by sub-advisors to mutual funds. The Trustees concluded that it was appropriate to revisit ancillary benefits, including soft dollars, in connection with future annual reviews of the sub-advisory agreements.

Profitability and Economies of Scale

The Trustees considered, to the extent available, each sub-advisor’s expected profitability in managing its respective Fund(s) and the potential economies of scale that may be realized in the operation of the Funds as Fund assets grow. Because the Funds had not yet commenced operations at the time of the Trustees’ consideration and approval of the sub-advisory agreements, specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses. The Trustees concluded that it was appropriate to revisit profitability and potential economies of scale in connection with future annual reviews of the sub-advisory agreements.

Investment Performance

Because the Funds had not yet commenced investment operations at the time of the Trustees’ consideration and approval of the sub-advisory agreements, the Trustees could not consider each sub-advisor’s investment performance with respect to its management of the Fund(s) as a factor in evaluating each sub-advisory agreement. However, when comparable performance information was available, the Trustees did consider each sub-advisor’s historical performance record in managing other funds and accounts with investment strategies similar to those of the respective Fund as well as each sub-advisor’s historical performance records compared to relevant benchmarks. The Trustees concluded that the historical performance record for each sub-advisor, viewed together with the other relevant factors considered by the Trustees, supported a decision to approve each sub-advisory agreement. The Trustees also concluded that it was appropriate to revisit the Funds’ investment performance in connection with future annual reviews of the sub-advisory agreements.

Conclusion

After consideration of the foregoing factors and such information and other matters as were deemed relevant, and with no single factor identified as being determinative to their decision, the Trustees, including a majority of the Independent Trustees with the assistance of independent counsel, concluded that the initial approval of each sub-advisory agreement was in the best interests of each Fund, and unanimously approved each sub-advisory agreement with, and the fee to be paid to, each sub-advisor for each Fund.

Yacktman Asset Management LP

At an in-person meeting held on May 2, 2012, the Trustees, including the Independent Trustees, considered and unanimously approved a sub-advisory agreement between Yacktman Asset Management LP (“Yacktman LP”) and the Advisor. The Trustees, including the Independent Trustees, had considered and unanimously approved a sub-advisory agreement between Yacktman Asset Management Company (“Yacktman Co.”) and the Advisor at the March 30, 2012 meeting.

As of April 17, 2012, Yacktman Co. entered into a purchase agreement with Affiliated Managers Group, Inc. (“AMG”) (the “Transaction”). Under the terms of the Transaction, Yacktman Co. agreed to contribute its business, and assign its advisory contracts, to Yacktman LP, which is owned by AMG and the previous owners of Yacktman Co. The closing of the Transaction would result in a “change of control” of Yacktman Co. and the assignment of the sub-advisory agreement between Yacktman Co. and the Advisor, which would terminate the sub-advisory agreement that had been approved at the March 30, 2012 meeting.

In connection with the approval of the sub-advisory agreement between Yacktman LP and the Advisor, the Trustees reviewed and evaluated information and factors they believed to be relevant and appropriate with respect to the Transaction and Yacktman LP. The Trustees discussed matters related to the Transaction with representatives from Yacktman LP and considered information and matters pertaining to the Transaction as well as the organization, management, and personnel of Yacktman LP. The Trustees considered that the Transaction did not result in any material changes to Yacktman Co.’s management, personnel, or investment process and Yacktman LP expected to have substantially the same personnel with substantially the same responsibilities as Yacktman Co., with no change in its day-to-day operations or the services it had proposed to provide to the Symetra Yacktman Focused Fund.

Nature, Quality, and Extent of Services

The Trustees noted that they had considered information regarding the nature, quality, and extent of services to be provided by Yacktman Co. to the Symetra Yacktman Focused Fund in connection with the approval of the sub-advisory agreement between Yacktman Co. and the Advisor. The Trustees also noted that the nature, quality, and extent of services to be provided by Yacktman LP to the Symetra Yacktman Focused Fund were identical in all material respects to those that would have been provided by Yacktman Co.

Sub-advisory Fees and Ancillary Benefits

The Trustees noted that the sub-advisory fee to be paid to Yacktman LP and any ancillary benefits that Yacktman LP or its affiliates may receive in connection with the sub-advisory agreement with the Advisor would remain unchanged as a result of the Transaction. The Trustees also noted that they had considered the sub-advisory fee to be paid to Yacktman Co. and any ancillary benefits in connection with the sub-advisory agreement with the Advisor and concluded that such fees were reasonable and such ancillary benefits were consistent with the types of benefits generally derived by sub-advisors to mutual funds.

Profitability and Economies of Scale

The Trustees noted that they had considered, to the extent possible, Yacktman Co.’s expected profitability in managing the Symetra Yacktman Focused Fund and the potential economies of scale that may be realized in the operation of the Fund as Fund assets grow. The Trustees also noted that, because the Funds had not yet commenced operations at the time of the Trustees’ consideration and approval of the sub-advisory agreement, and specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses, they had concluded that it was appropriate to revisit profitability and potential economies of scale in connection with future annual reviews of the sub-advisory agreement.

Investment Performance

The Trustees noted that, because the Funds had not yet commenced investment operations at the time of the Trustees’ consideration and approval of the sub-advisory agreements, the Trustees could not consider Yacktman Co.’s investment performance with respect to its management of the Symetra Yacktman Focused Fund as a factor in evaluating the sub-advisory agreement. The Trustees also noted that historical performance, and the availability of such performance information, remained unchanged as a result of the Transaction and, based on certain available comparable information, the Trustees had concluded that the historical performance record for Yacktman Co., viewed together with the other relevant factors considered by the Trustees, supported a decision to approve the sub-advisory agreement.

Conclusion

After consideration of the foregoing factors and such information and other matters as were deemed relevant, and with no single factor identified as being determinative to their decision, the Trustees, including a majority of the Independent Trustees with the assistance of independent counsel, concluded that the approval of the sub-advisory agreement between the Advisor and Yacktman LP was in the best interest of the Symetra Yacktman Focused Fund, and unanimously approved the sub-advisory agreement with, and the fee to be paid to, Yacktman LP, on behalf of such Fund.

Directory of Service Providers

Investment Adviser
Symetra Investment Management, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Distributor
Symetra Securities, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Fund Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Legal Counsel to the Trust
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Street, NW
Washington, D.C. 20004-2415

Item 2. Code of Ethics.

 “Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

 “Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

 “Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.4%
Consumer Discretionary - 9.8%
Abercrombie & Fitch Co.	400	$13,656
Advance Auto Parts, Inc.	200	13,644
Amazon.com, Inc. (a)	500	114,175
AMC Networks, Inc. (a)	200	7,110
American Eagle Outfitters, Inc.	400	7,892
Apollo Group, Inc. (a)	200	7,238
Ascena Retail Group, Inc. (a)	100	1,862
Autoliv, Inc.	400	21,864
AutoNation, Inc. (a)	200	7,056
Bed Bath & Beyond, Inc. (a)	300	18,540
Best Buy Co, Inc.	300	6,288
Big Lots, Inc. (a)	300	12,237
BorgWarner, Inc. (a)	200	13,118
Cablevision Systems Corp.	1,000	13,290
CarMax, Inc. (a)	600	15,564
Carnival Corp.	800	27,416
CBS Corp.	800	26,224
Chico's FAS, Inc.	600	8,904
Choice Hotels International, Inc.	200	7,986
Cinemark Holdings, Inc.	500	11,425
Coach, Inc.	400	23,392
Comcast Corp. Class A	3,400	108,698
Comcast Corp. Special Class A	1,200	37,680
Dana Holding Corp.	500	6,405
Darden Restaurants, Inc.	100	5,063
Deckers Outdoor Corp. (a)	200	8,802
DeVry, Inc.	400	12,388
DIRECTV (a)	900	43,938
Discovery Communications, Inc. Class A (a)	200	10,800
Discovery Communications, Inc. Class C (a)	200	10,018
DISH Network Corp.	300	8,565
Dollar General Corp. (a)	300	16,317
Dollar Tree, Inc. (a)	400	21,520
DR Horton, Inc.	900	16,542
Expedia, Inc.	200	9,614
Family Dollar Stores, Inc.	200	13,296
Foot Locker, Inc.	400	12,232
Ford Motor Co.	3,778	36,231
Fossil, Inc. (a)	200	15,308
GameStop Corp.	300	5,508
Gannett Co, Inc.	1,200	17,676
Gap, Inc. (The)	400	10,944
Garmin, Ltd.	500	19,145
General Motors Co. (a)	900	17,748

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Consumer Discretionary (continued)
Gentex Corp.	600	$12,522
Genuine Parts Co.	300	18,075
GNC Holdings, Inc.	200	7,840
Goodyear Tire & Rubber Co. (The) (a)	700	8,267
Guess?, Inc.	400	12,148
H&R Block, Inc.	600	9,588
Hanesbrands, Inc. (a)	400	11,092
Harley-Davidson, Inc.	400	18,292
Harman International Industries, Inc.	300	11,880
Hasbro, Inc.	300	10,161
Home Depot, Inc. (The)	2,100	111,279
Hyatt Hotels Corp. (a)	200	7,432
International Game Technology	600	9,450
Interpublic Group of Cos, Inc. (The)	1,200	13,020
JC Penney Co, Inc.	900	20,979
John Wiley & Sons, Inc.	200	9,798
Johnson Controls, Inc.	900	24,939
Kohl's Corp.	200	9,098
Lamar Advertising Co. (a)	300	8,580
Las Vegas Sands Corp.	600	26,094
Lear Corp.	400	15,092
Leggett & Platt, Inc.	400	8,452
Lennar Corp.	400	12,364
Liberty Global, Inc. Series A (a)	200	9,926
Liberty Global, Inc. Series C (a)	200	9,550
Liberty Interactive Corp. (a)	2,200	39,138
Liberty Media Corp - Liberty Capital (a)	400	35,164
LKQ Corp. (a)	300	10,020
Lowe’s Cos., Inc.	1,600	45,504
Ltd Brands, Inc.	300	12,759
Lululemon Athletica, Inc. (a)(b)	200	11,926
Macy's, Inc.	300	10,305
Madison Square Garden Co. (The) (a)	200	7,488
Marriott International, Inc. Class A	400	15,680
Mattel, Inc.	600	19,464
McDonald's Corp.	1,400	123,942
McGraw-Hill Cos, Inc. (The)	400	18,000
MGM Resorts International (a)	1,900	21,204
Mohawk Industries, Inc. (a)	300	20,949
Morningstar, Inc.	200	11,568
Netflix, Inc. (a)	200	13,694
Newell Rubbermaid, Inc.	600	10,884
News Corp. Class A	500	11,145
News Corp. Class B	100	2,252
NIKE, Inc.	500	43,890

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Consumer Discretionary (continued)
Nordstrom, Inc.	400	$19,876
Omnicom Group, Inc.	400	19,440
O'Reilly Automotive, Inc. (a)	200	16,754
Penn National Gaming, Inc. (a)	400	17,836
PetSmart, Inc.	200	13,636
Polaris Industries, Inc.	200	14,296
PulteGroup, Inc. (a)	1,600	17,120
Ross Stores, Inc.	300	18,741
Royal Caribbean Cruises, Ltd.	900	23,427
Scripps Networks Interactive, Inc.	200	11,372
Sears Holdings Corp. (a)	300	17,910
Signet Jewelers, Ltd. (b)	300	13,203
Sotheby's	300	10,008
Staples, Inc.	2,700	35,235
Starbucks Corp.	1,000	53,320
Starwood Hotels & Resorts Worldwide, Inc.	400	21,216
Target Corp.	100	5,819
Tesla Motors, Inc. (a)	300	9,387
Tiffany & Co.	200	10,590
Time Warner Cable, Inc.	600	49,260
Time Warner, Inc.	1,900	73,150
TJX Cos, Inc.	1,000	42,930
Toll Brothers, Inc. (a)	700	20,811
TripAdvisor, Inc. (a)	200	8,938
TRW Automotive Holdings Corp. (a)	500	18,380
Urban Outfitters, Inc. (a)	300	8,277
VF Corp.	200	26,690
Viacom, Inc.	700	32,914
Virgin Media, Inc. (b)	500	12,195
Visteon Corp. (a)	300	11,250
WABCO Holdings, Inc.	100	5,293
Walt Disney Co. (The)	136	6,596
Weight Watchers International, Inc.	200	10,312
Wendy's Co. (The)	1,400	6,608
Whirlpool Corp.	300	18,348
Williams-Sonoma, Inc.	400	13,988
Wolverine World Wide, Inc.	200	7,756
Wynn Resorts, Ltd.	200	20,744
Yum! Brands, Inc.	600	38,652
		2,526,491
Consumer Staples - 7.1%
Altria Group, Inc.	1,300	44,915
Archer-Daniels-Midland Co.	1,300	38,376
Brown-Forman Corp.	200	19,370

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Consumer Staples (continued)
Bunge, Ltd.	600	$37,644
Campbell Soup Co.	600	20,028
Church & Dwight Co, Inc.	300	16,641
Clorox Co. (The)	300	21,738
Coca-Cola Co. (The)	1,577	123,305
Coca-Cola Enterprises, Inc.	800	22,432
Colgate-Palmolive Co.	700	72,870
ConAgra Foods, Inc.	1,033	26,786
Costco Wholesale Corp.	600	57,000
CVS Caremark Corp.	1,400	65,422
DE Master Blenders 1753 NV (a)(b)	800	9,184
Dr. Pepper Snapple Group, Inc.	200	8,750
Energizer Holdings, Inc. (a)	200	15,050
Estee Lauder Cos, Inc. (The)	300	16,236
Flowers Foods, Inc.	500	11,615
General Mills, Inc.	900	34,686
Green Mountain Coffee Roasters, Inc. (a)	600	13,068
Herbalife, Ltd.	200	9,666
Hershey Co. (The)	200	14,406
Hillshire Brands Co.	160	4,639
HJ Heinz Co.	400	21,752
Hormel Foods Corp.	400	12,168
Ingredion, Inc.	300	14,856
JM Smucker Co. (The)	400	30,208
Kellogg Co.	300	14,799
Kimberly-Clark Corp.	500	41,885
Kraft Foods, Inc. Class A	3,200	123,584
Kroger Co. (The)	700	16,233
Lorillard, Inc.	200	26,390
McCormick & Co, Inc.	200	12,130
Mead Johnson Nutrition Co.	300	24,153
Molson Coors Brewing Co.	600	24,966
PepsiCo, Inc.	2,100	148,386
Philip Morris International, Inc.	1,500	130,890
Procter & Gamble Co. (The)	2,200	134,750
Ralcorp Holdings, Inc. (a)	300	20,022
Reynolds American, Inc.	500	22,435
Safeway, Inc.	1,000	18,150
Smithfield Foods, Inc. (a)	600	12,978
Sysco Corp.	800	23,848
Tyson Foods, Inc.	207	3,898
Walgreen Co.	1,700	50,286
Wal-Mart Stores, Inc.	2,500	174,300
Whole Foods Market, Inc.	200	19,064
		1,825,958

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Energy - 10.6%
Alpha Natural Resources, Inc. (a)	1,200	$10,452
Anadarko Petroleum Corp.	1,000	66,200
Apache Corp.	800	70,312
Atwood Oceanics, Inc. (a)	300	11,352
Baker Hughes, Inc.	900	36,990
Berry Petroleum Co.	200	7,932
Cabot Oil & Gas Corp.	600	23,640
Cameron International Corp. (a)	700	29,897
Cheniere Energy, Inc. (a)	700	10,318
Chevron Corp.	3,800	400,900
Cimarex Energy Co.	300	16,536
Cobalt International Energy, Inc. (a)	500	11,750
Concho Resources, Inc. (a)	300	25,536
ConocoPhillips	2,400	134,112
CONSOL Energy, Inc.	600	18,144
Denbury Resources, Inc. (a)	1,500	22,665
Devon Energy Corp.	800	46,392
Diamond Offshore Drilling, Inc.	400	23,652
Dresser-Rand Group, Inc. (a)	300	13,362
Dril-Quip, Inc. (a)	200	13,118
Energen Corp.	300	13,539
Energy XXI Bermuda, Ltd.	300	9,387
EOG Resources, Inc.	500	45,055
EQT Corp.	300	16,089
EXCO Resources, Inc.	1,000	7,590
Exxon Mobil Corp.	6,400	547,648
FMC Technologies, Inc. (a)	500	19,615
Halliburton Co.	1,300	36,907
Helmerich & Payne, Inc.	400	17,392
Hess Corp.	600	26,070
HollyFrontier Corp.	135	4,783
Kinder Morgan, Inc.	1,000	32,220
Kodiak Oil & Gas Corp. (a)	1,100	9,031
Marathon Oil Corp.	1,400	35,798
McDermott International, Inc. (a)	1,200	13,368
McMoRan Exploration Co. (a)	100	1,267
Murphy Oil Corp.	800	40,232
Nabors Industries, Ltd. (a)	1,100	15,840
National Oilwell Varco, Inc.	800	51,552
Newfield Exploration Co. (a)	500	14,655
Noble Corp.	1,000	32,530
Noble Energy, Inc.	300	25,446
Oasis Petroleum, Inc. (a)	400	9,672
Occidental Petroleum Corp.	1,600	137,232
Oceaneering International, Inc.	200	9,572

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Energy (continued)
Oil States International, Inc. (a)	300	$19,860
Patterson-UTI Energy, Inc.	800	11,648
Peabody Energy Corp.	1,100	26,972
Pioneer Natural Resources Co.	200	17,642
Plains Exploration & Production Co. (a)	112	3,940
QEP Resources, Inc.	700	20,979
Range Resources Corp.	300	18,561
Rosetta Resources, Inc. (a)	200	7,328
Rowan Cos PLC (a)	500	16,165
RPC, Inc.	381	4,530
SandRidge Energy, Inc. (a)	2,200	14,718
Schlumberger, Ltd.	1,800	116,838
SM Energy Co.	300	14,733
Southwestern Energy Co. (a)	1,400	44,702
Spectra Energy Corp.	900	26,154
Superior Energy Services, Inc. (a)	700	14,161
Teekay Corp. (b)	300	8,784
Tesoro Corp. (a)	700	17,472
Tidewater, Inc.	300	13,908
Transocean, Ltd.	700	31,311
Ultra Petroleum Corp. (a)	800	18,456
Unit Corp. (a)	300	11,067
Valero Energy Corp.	187	4,516
Weatherford International, Ltd. (a)	3,000	37,890
Whiting Petroleum Corp. (a)	500	20,560
Williams Cos, Inc. (The)	800	23,056
World Fuel Services Corp.	300	11,409
		2,743,110
Financials - 11.1%
ACE, Ltd.	700	51,891
Aflac, Inc.	200	8,518
Allied World Assurance Co Holdings AG	200	15,894
Allstate Corp. (The)	600	21,054
Alterra Capital Holdings, Ltd.	500	11,675
American Express Co.	1,400	81,494
American Financial Group, Inc.	100	3,923
American International Group, Inc. (a)	1,100	35,299
Ameriprise Financial, Inc.	45	2,352
Arch Capital Group, Ltd. (a)	105	4,167
Arthur J Gallagher & Co.	200	7,014
Aspen Insurance Holdings, Ltd.	300	8,670
Associated Banc-Corp.	800	10,552
Assurant, Inc.	500	17,420
Assured Guaranty, Ltd.	1,000	14,100

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Financials (continued)
Axis Capital Holdings, Ltd.	500	$16,275
Bank of America Corp.	21,400	175,052
Bank of Hawaii Corp.	200	9,190
Bank of New York Mellon Corp. (The)	2,400	52,680
BankUnited, Inc.	400	9,432
BB&T Corp.	1,100	33,935
W.R. Berkley Corp.	500	19,460
BlackRock, Inc.	200	33,964
BOK Financial Corp.	200	11,640
Brown & Brown, Inc.	600	16,362
Capital One Financial Corp.	1,000	54,660
CBRE Group, Inc. (a)	600	9,816
Charles Schwab Corp. (The)	1,500	19,395
Chubb Corp. (The)	500	36,410
Cincinnati Financial Corp.	112	4,264
Citigroup, Inc.	5,800	158,978
CIT Group, Inc. (a)	800	28,512
City National Corp.	300	14,574
Comerica, Inc.	800	24,568
Commerce Bancshares Inc.	500	18,950
Cullen/Frost Bankers, Inc.	300	17,247
Discover Financial Services	400	13,832
E*TRADE Financial Corp. (a)	1,500	12,060
East West Bancorp, Inc.	800	18,768
Eaton Vance Corp.	165	4,447
Erie Indemnity Co.	200	14,322
Federated Investors, Inc.	500	10,925
Fidelity National Financial, Inc.	500	9,630
Fifth Third Bancorp	1,800	24,120
First Horizon National Corp.	1,300	11,245
First Niagara Financial Group, Inc.	1,900	14,535
FirstMerit Corp.	100	1,652
Forest City Enterprises, Inc. (a)	800	11,680
Franklin Resources, Inc.	200	22,198
Genworth Financial, Inc. (a)	2,600	14,716
Goldman Sachs Group, Inc. (The)	900	86,274
Hancock Holding Co.	132	4,018
Hanover Insurance Group, Inc. (The)	200	7,826
Hartford Financial Services Group, Inc.	1,700	29,971
HCC Insurance Holdings, Inc.	328	10,299
Hudson City Bancorp, Inc.	2,400	15,288
Huntington Bancshares, Inc.	3,400	21,760
IntercontinentalExchange, Inc. (a)	200	27,196
Invesco, Ltd.	1,600	36,160
Jefferies Group, Inc.	1,100	14,289

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Financials (continued)
Jones Lang LaSalle, Inc.	200	$14,074
KeyCorp	3,236	25,047
Lazard, Ltd.	500	12,995
Legg Mason, Inc.	700	18,459
Leucadia National Corp.	1,000	21,270
Lincoln National Corp.	1,200	26,244
Loews Corp.	600	24,546
LPL Financial Holdings, Inc.	126	4,255
M&T Bank Corp.	100	8,257
Marsh & Mclennan Cos, Inc.	700	22,561
MetLife, Inc.	2,100	64,785
Moody's Corp.	400	14,620
Morgan Stanley	3,000	43,770
MSCI, Inc. (a)	300	10,206
NASDAQ OMX Group, Inc. (The)	700	15,869
New York Community Bancorp, Inc.	1,700	21,301
Northern Trust Corp.	1,000	46,020
NYSE Euronext	1,000	25,580
Old Republic International Corp.	1,000	8,290
PartnerRe, Ltd.	300	22,701
PNC Financial Services Group, Inc.	1,100	67,221
T. Rowe Price Group, Inc.	400	25,184
Primerica, Inc.	200	5,346
Principal Financial Group, Inc.	1,200	31,476
Progressive Corp. (The)	800	16,664
Protective Life Corp.	300	8,823
Raymond James Financial, Inc.	400	13,696
Regions Financial Corp.	5,600	37,800
Reinsurance Group of America, Inc.	300	15,963
RenaissanceRe Holdings, Ltd.	200	15,202
SEI Investments Co.	500	9,945
Sorouh Real Estate Co.	200	9,320
Signature Bank (a)	100	6,097
StanCorp Financial Group, Inc.	200	7,432
State Street Corp.	1,000	44,640
SunTrust Banks, Inc.	1,100	26,653
SVB Financial Group (a)	200	11,744
TCF Financial Corp.	800	9,184
TD Ameritrade Holding Corp.	900	15,300
TFS Financial Corp (a)	1,100	10,505
Torchmark Corp.	400	20,220
Travelers Cos., Inc. (The)	800	51,072
Unum Group	1,100	21,043
U.S. Bancorp	2,600	83,616
Valley National Bancorp	800	8,480

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Financials (continued)
Wells Fargo & Co	8,000	$267,520
Willis Group Holdings PLC	500	18,245
Wintrust Financial Corp.	200	7,100
XL Group PLC (b)	1,300	27,352
Zions Bancorporation	1,000	19,420
		2,859,711
Health Care - 9.0%
Abbott Laboratories	2,100	135,387
Aetna, Inc.	700	27,139
Agilent Technologies, Inc.	500	19,620
Alere, Inc. (a)	400	7,776
Alexion Pharmaceuticals, Inc. (a)	300	29,790
Allergan, Inc.	400	37,028
Allscripts Healthcare Solutions, Inc. (a)	1,000	10,930
AMERIGROUP Corp. (a)	200	13,182
AmerisourceBergen Corp.	500	19,675
Amgen, Inc.	800	58,432
Baxter International, Inc.	800	42,520
Becton Dickinson and Co.	300	22,425
Biogen Idec, Inc. (a)	300	43,314
BioMarin Pharmaceutical, Inc. (a)	200	7,916
Bio-Rad Laboratories, Inc. (a)	200	20,002
Boston Scientific Corp. (a)	5,533	31,372
Brookdale Senior Living, Inc. (a)	600	10,644
Bruker Corp. (a)	600	7,986
Cardinal Health, Inc.	400	16,800
CareFusion Corp. (a)	400	10,272
Celgene Corp. (a)	600	38,496
Cepheid, Inc. (a)	200	8,950
Cerner Corp. (a)	200	16,532
Cigna Corp.	600	26,400
Community Health Systems, Inc. (a)	500	14,015
Coventry Health Care, Inc.	600	19,074
Covidien PLC	700	37,450
CR Bard, Inc.	200	21,488
DaVita, Inc. (a)	200	19,642
DENTSPLY International, Inc.	400	15,124
Edwards Lifesciences Corp. (a)	200	20,660
Endo Health Solutions, Inc. (a)	500	15,490
Express Scripts Holding Co. (a)	1,100	61,413
Forest Laboratories, Inc. (a)	200	6,998
Gilead Sciences, Inc. (a)	1,000	51,280
HCA Holdings, Inc.	500	15,215
Health Management Associates, Inc. (a)	300	2,355

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Health Care (continued)
Health Net, Inc. (a)	400	$9,708
Henry Schein, Inc. (a)	200	15,698
Hologic, Inc. (a)	1,000	18,040
Hospira, Inc. (a)	600	20,988
Humana, Inc. (a)	300	23,232
IDEXX Laboratories, Inc. (a)	200	19,226
Incyte Corp, Ltd. (a)	300	6,810
Johnson & Johnson	3,700	249,972
Laboratory Corp of America Holdings (a)	200	18,522
Life Technologies Corp. (a)	700	31,493
Eli Lilly & Co.	1,400	60,074
Lincare Holdings, Inc.	300	10,206
McKesson Corp.	300	28,125
MEDNAX, Inc. (a)	300	20,562
Medtronic, Inc.	1,400	54,222
Merck & Co., Inc.	4,100	171,175
Mylan, Inc. (a)	1,200	25,644
Omnicare, Inc.	600	18,738
Onyx Pharmaceuticals, Inc. (a)	200	13,290
Patterson Cos, Inc.	200	6,894
PerkinElmer, Inc.	297	7,663
Perrigo Co.	200	23,586
Pfizer, Inc.	4,500	103,500
Quest Diagnostics, Inc.	400	23,960
Questcor Pharmaceuticals, Inc. (a)	200	10,648
ResMed, Inc. (a)	300	9,360
Select Medical Holdings Corp. (a)	500	5,055
Sirona Dental Systems, Inc. (a)	200	9,002
St. Jude Medical, Inc. (a)	400	15,964
Stryker Corp.	400	22,040
Techne Corp.	200	14,840
Teleflex, Inc.	200	12,182
Thermo Fisher Scientific, Inc.	700	36,337
United Therapeutics Corp. (a)	200	9,876
UnitedHealth Group, Inc.	1,400	81,900
Universal Health Services, Inc.	400	17,264
Varian Medical Systems, Inc. (a)	200	12,154
Vertex Pharmaceuticals, Inc. (a)	64	3,579
Vivus, Inc. (a)	300	8,562
Warner Chilcott PLC (a)	400	7,168
Waters Corp. (a)	200	15,894
Watson Pharmaceuticals, Inc. (a)	300	22,197
WellPoint, Inc.	700	44,653
Wright Medical Group, Inc. (a)	200	4,270
Zimmer Holdings, Inc.	500	32,180
		2,339,245

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Industrials - 9.8%
3M Co.	900	$80,640
Acuity Brands, Inc.	200	10,182
AECOM Technology Corp. (a)	600	9,870
Alaska Air Group, Inc. (a)	200	7,180
Alliant Techsystems, Inc.	200	10,114
AMETEK, Inc.	300	14,973
Armstrong World Industries, Inc.	200	9,832
Avery Dennison Corp.	500	13,670
Babcock & Wilcox Co. (The) (a)	500	12,250
BE Aerospace, Inc. (a)	300	13,098
Boeing Co. (The)	1,000	74,300
C.H. Robinson Worldwide, Inc.	300	17,559
Carlisle Cos, Inc.	300	15,906
Caterpillar, Inc.	900	76,419
Cintas Corp.	341	13,166
Clean Harbors, Inc. (a)	200	11,284
Corrections Corp of America	500	14,725
Covanta Holding Corp.	700	12,005
Crane Co.	300	10,914
CSX Corp.	2,000	44,720
Cummins, Inc.	300	29,073
Danaher Corp.	800	41,664
Deere & Co.	600	48,522
Delta Air Lines, Inc. (a)	1,600	17,520
Donaldson Co, Inc.	300	10,011
Dover Corp.	500	26,805
Dun & Bradstreet Corp. (The)	200	14,234
Eaton Corp.	200	7,926
Emerson Electric Co.	1,000	46,580
Exelis, Inc.	500	4,930
Expeditors International of Washington, Inc.	400	15,500
Fastenal Co.	400	16,124
FedEx Corp.	600	54,966
Flowserve Corp.	200	22,950
Fluor Corp.	500	24,670
Gardner Denver, Inc.	200	10,582
General Dynamics Corp.	600	39,576
General Electric Co.	18,119	377,600
Genesee & Wyoming, Inc. (a)	200	10,568
Graco, Inc.	200	9,216
Hertz Global Holdings, Inc. (a)	1,600	20,480
Honeywell International, Inc.	1,000	55,840
IDEX Corp.	400	15,592

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Industrials (continued)
IHS, Inc. (a)	200	$21,546
Illinois Tool Works, Inc.	600	31,734
Ingersoll-Rand PLC	600	25,308
Iron Mountain, Inc.	300	9,888
ITT Corp.	300	5,280
Jacobs Engineering Group, Inc. (a)	500	18,930
JB Hunt Transport Services, Inc.	200	11,920
Joy Global, Inc.	200	11,346
Kansas City Southern	300	20,868
KBR, Inc.	600	14,826
Kennametal, Inc.	400	13,260
Kirby Corp. (a)	300	14,124
Landstar System, Inc.	200	10,344
Lincoln Electric Holdings, Inc.	200	8,758
Manpower, Inc.	400	14,660
Masco Corp.	700	9,709
Navistar International Corp. (a)	300	8,511
Nielsen Holdings NV (a)	800	20,976
Nordson Corp.	200	10,258
Norfolk Southern Corp.	600	43,062
Oshkosh Corp. (a)	500	10,475
Owens Corning (a)	500	14,270
PACCAR, Inc.	400	15,676
Pall Corp.	200	10,962
Parker Hannifin Corp.	200	15,376
Pentair, Inc.	300	11,484
Pitney Bowes, Inc.	500	7,485
Precision Castparts Corp.	200	32,898
Quanta Services, Inc. (a)	381	9,171
Republic Services, Inc.	600	15,876
Robert Half International, Inc.	300	8,571
Rockwell Automation, Inc.	300	19,818
Rockwell Collins, Inc.	300	14,805
Rollins, Inc.	300	6,711
Roper Industries, Inc.	300	29,574
RR Donnelley & Sons Co.	476	5,602
Ryder System, Inc.	300	10,803
Snap-on, Inc.	200	12,450
Southwest Airlines Co.	100	922
Spirit Aerosystems Holdings, Inc. (a)	500	11,915
SPX Corp.	200	13,064
Stanley Black & Decker, Inc.	700	45,052
Stericycle, Inc. (a)	200	18,334
Textron, Inc.	800	19,896
Timken Co.	300	13,737
Towers Watson & Co.	200	11,980

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Industrials (continued)
Trinity Industries, Inc.	300	$7,494
Tyco International, Ltd.	900	47,565
Union Pacific Corp.	900	107,379
United Continental Holdings, Inc. (a)	164	3,990
United Parcel Service, Inc.	1,000	78,760
United Technologies Corp.	1,200	90,636
URS Corp.	400	13,952
Valmont Industries, Inc.	200	24,194
Wabtec Corp.	200	15,602
Waste Management, Inc.	600	20,040
Werner Enterprises, Inc.	137	3,273
WESCO International, Inc. (a)	200	11,510
Woodward, Inc.	300	11,832
		2,542,178

Information Technology - 13.2%
Accenture PLC	900	54,081
Activision Blizzard, Inc.	300	3,597
Adobe Systems, Inc. (a)	700	22,659
ADTRAN, Inc.	200	6,038
Advanced Micro Devices, Inc. (a)	1,300	7,449
Akamai Technologies, Inc. (a)	500	15,875
Altera Corp.	600	20,304
Amdocs, Ltd. (a)	300	8,916
Amphenol Corp.	300	16,476
Analog Devices, Inc.	600	22,602
AOL, Inc. (a)	400	11,232
Apple, Inc. (a)	500	292,000
Applied Materials, Inc.	2,500	28,650
Arrow Electronics, Inc. (a)	400	13,124
Aruba Networks, Inc. (a)	500	7,525
Autodesk, Inc. (a)	124	4,339
Automatic Data Processing, Inc.	700	38,962
Avago Technologies, Ltd.	500	17,950
BMC Software, Inc. (a)	300	12,804
Broadcom Corp.	700	23,660
Broadridge Financial Solutions, Inc.	300	6,381
Brocade Communications Systems, Inc. (a)	863	4,254
CA, Inc.	500	13,545
Cadence Design System, Inc. (a)	600	6,594
Cisco Systems, Inc.	10,300	176,851
Citrix Systems, Inc. (a)	300	25,182
Cognizant Technology Solutions Corp. (a)	400	24,000
Computer Sciences Corp.	100	2,482
CoreLogic, Inc. (a)	400	7,324
Corning, Inc.	2,500	32,325

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Information Technology (continued)
Cree, Inc. (a)	600	$15,402
Cypress Semiconductor Corp. (a)	500	6,610
Dell, Inc. (a)	2,200	27,544
DST Systems, Inc.	200	10,862
eBay, Inc. (a)	1,600	67,216
Electronic Arts, Inc. (a)	900	11,115
EMC Corp. (a)	2,900	74,327
F5 Networks, Inc. (a)	200	19,912
Fidelity National Information Services, Inc.	800	27,264
Fiserv, Inc. (a)	400	28,888
FleetCor Technologies, Inc. (a)	200	7,008
FLIR Systems, Inc.	700	13,650
Gartner, Inc. (a)	200	8,610
Genpact, Ltd. (a)	900	14,967
Global Payments, Inc.	300	12,969
Google, Inc. (a)	400	232,028
Hewlett-Packard Co.	900	18,099
IAC/InterActiveCorp.	400	18,240
Informatica Corp. (a)	200	8,472
Ingram Micro, Inc. (a)	800	13,976
Intel Corp.	6,800	181,220
International Business Machines Corp.	1,600	312,928
Intuit, Inc.	400	23,740
Jabil Circuit, Inc.	600	12,198
Jack Henry & Associates, Inc.	400	13,808
JDS Uniphase Corp. (a)	100	1,100
Juniper Networks, Inc. (a)	235	3,833
KLA-Tencor Corp.	500	24,625
Lam Research Corp. (a)	300	11,322
Lender Processing Services, Inc.	300	7,584
Lexmark International, Inc.	300	7,974
Linear Technology Corp.	400	12,532
LSI Corp. (a)	1,100	7,007
Marvell Technology Group, Ltd. (a)	2,300	25,944
Mastercard, Inc. Class A	200	86,022
Maxim Integrated Products, Inc.	600	15,384
MICROS Systems, Inc. (a)	200	10,240
Microsoft Corp.	6,800	208,012
Molex, Inc.	400	9,576
Motorola Solutions, Inc.	300	14,433
National Instruments Corp.	288	7,736
NetApp, Inc. (a)	700	22,274
Nuance Communications, Inc. (a)	800	19,056
ON Semiconductor Corp. (a)	1,200	8,520
Oracle Corp.	5,400	160,380
Parametric Technology Corp. (a)	500	10,480

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Information Technology (continued)
Paychex, Inc.	578	$18,155
QLIK Technologies, Inc. (a)	300	6,636
QUALCOMM Inc.	608	33,853
Red Hat, Inc. (a)	400	22,592
Riverbed Technology, Inc. (a)	700	11,305
Rovi Corp. (a)	600	11,772
Salesforce.com, Inc. (a)	200	27,652
SanDisk Corp. (a)	1,000	36,480
Seagate Technology PLC	900	22,257
Skyworks Solutions, Inc. (a)	400	10,948
Solera Holdings, Inc.	300	12,537
Symantec Corp. (a)	2,000	29,220
Synopsys, Inc. (a)	400	11,772
TE Connectivity, Ltd. (b)	800	25,528
Tech Data Corp. (a)	200	9,634
Tellabs, Inc.	800	2,664
Teradata Corp. (a)	300	21,603
Teradyne, Inc. (a)	1,000	14,060
Texas Instruments, Inc.	1,600	45,904
TIBCO Software, Inc. (a)	149	4,458
Total System Services, Inc.	400	9,572
VeriSign, Inc. (a)	300	13,071
Visa, Inc.	700	86,541
VMware, Inc. (a)	200	18,208
WebMD Health Corp. (a)	300	6,153
Western Digital Corp. (a)	900	27,432
Western Union Co. (The)	1,200	20,208
Wright Express Corp. (a)	200	12,344
Xilinx, Inc.	300	10,071
Yahoo!, Inc. (a)	2,200	34,826
Zebra Technologies Corp. (a)	200	6,872
		3,406,596
Materials - 4.2%
Air Products & Chemicals, Inc.	300	24,219
Airgas, Inc.	200	16,802
Alcoa, Inc.	4,200	36,750
Allegheny Technologies, Inc.	600	19,134
Allied Nevada Gold Corp. (a)	100	2,838
Aptargroup, Inc.	200	10,210
Ashland, Inc.	300	20,793
Ball Corp.	300	12,315
Bemis Co, Inc.	500	15,670
Cabot Corp.	300	12,210
Carpenter Technology Corp.	200	9,568
Celanese Corp.	300	10,386
CF Industries Holdings, Inc.	200	38,748

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Materials (continued)
Cliffs Natural Resources, Inc.	600	$29,574
Crown Holdings, Inc. (a)	300	10,347
Domtar Corp.	200	15,342
Dow Chemical Co. (The)	1,600	50,400
Eastman Chemical Co.	300	15,111
Ecolab, Inc.	400	27,412
EI du Pont de Nemours & Co.	1,300	65,741
FMC Corp.	300	16,044
Freeport-McMoRan Copper & Gold, Inc.	1,800	61,326
Greif, Inc.	200	8,200
Huntsman Corp.	25	323
International Flavors & Fragrances, Inc.	200	10,960
International Paper Co.	800	23,128
Kronos Worldwide, Inc.	400	6,316
LyondellBasell Industries NV	400	16,108
Martin Marietta Materials, Inc.	200	15,764
MeadWestvaco Corp.	700	20,125
Molycorp, Inc. (a)	400	8,620
Monsanto Co.	700	57,946
Mosaic Co. (The)	600	32,856
Newmont Mining Corp.	200	9,702
Nucor Corp.	1,000	37,900
Owens-Illinois, Inc. (a)	700	13,419
Packaging Corp of America	400	11,296
PPG Industries, Inc.	200	21,224
Praxair, Inc.	400	43,492
Reliance Steel & Aluminum Co.	400	20,200
Rock-Tenn Co.	400	21,820
Rockwood Holdings, Inc.	200	8,870
Royal Gold, Inc.	200	15,680
RPM International, Inc.	213	5,794
Scotts Miracle-Gro Co. (The)	200	8,224
Sealed Air Corp.	1,000	15,440
Sherwin-Williams Co. (The)	200	26,470
Sigma-Aldrich Corp.	200	14,786
Sonoco Products Co.	400	12,060
Steel Dynamics, Inc.	100	1,175
Titanium Metals Corp.	900	10,179
United States Steel Corp.	800	16,480
Valspar Corp.	200	10,498
Walter Energy, Inc.	300	13,248
Westlake Chemical Corp.	200	10,452
Worthington Industries, Inc.	400	8,188
WR Grace & Co. (a)	200	10,090
		1,087,973

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Telecommunication Services 1.5%
AT&T, Inc.	3,110	$110,903
CenturyLink, Inc.	1,200	47,388
Crown Castle International Corp. (a)	400	23,464
Level 3 Communications, Inc. (a)	400	8,860
MetroPCS Communications, Inc. (a)	1,530	9,256
NII Holdings, Inc. (a)	900	9,207
SBA Communications Corp. (a)	200	11,410
tw telecom, inc. (a)	400	10,264
Verizon Communications, Inc.	3,300	146,652
Windstream Corp.	1,500	14,490
		391,894
Utilities - 3.1%
AES Corp. (The) (a)	1,500	19,245
AGL Resources, Inc.	200	7,750
Alliant Energy Corp.	200	9,114
Ameren Corp.	500	16,770
American Electric Power Co, Inc.	700	27,930
American Water Works Co, Inc.	300	10,284
Aqua America, Inc.	173	4,318
Atmos Energy Corp.	400	14,028
Calpine Corp. (a)	237	3,913
CenterPoint Energy, Inc.	800	16,536
Consolidated Edison, Inc.	400	24,876
Dominion Resources, Inc.	800	43,200
DTE Energy Co.	300	17,799
Duke Energy Corp.	1,800	41,508
Edison International	400	18,480
Entergy Corp.	100	6,789
Exelon Corp.	1,200	45,144
FirstEnergy Corp.	600	29,514
Great Plains Energy, Inc.	600	12,846
Hawaiian Electric Industries, Inc.	146	4,164
Integrys Energy Group, Inc.	200	11,374
ITC Holdings Corp.	200	13,782
MDU Resources Group, Inc.	400	8,644
National Fuel Gas Co.	400	18,792
NextEra Energy, Inc.	450	30,965
NiSource, Inc.	600	14,850
Northeast Utilities	600	23,286
NRG Energy, Inc. (a)	1,200	20,832
NV Energy, Inc.	500	8,790
OGE Energy, Corp.	200	10,358
ONEOK, Inc.	600	25,386
Ormat Technologies, Inc.	100	2,139
Pepco Holdings, Inc.	400	7,828
PG&E Corp.	600	27,162

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Utilities (continued)
Piedmont Natural Gas Co, Inc.	134	$4,313
Pinnacle West Capital Corp.	200	10,348
PPL Corp.	800	22,248
Public Service Enterprise Group, Inc.	700	22,750
Questar Corp.	200	4,172
SCANA Corp	300	14,352
Sempra Energy	300	20,664
Southern Co. (The)	400	18,520
TECO Energy, Inc.	400	7,224
UGI Corp.	600	17,658
Vectren Corp.	400	11,808
Westar Energy, Inc.	500	14,975
WGL Holdings, Inc.	104	4,134
Wisconsin Energy Corp.	500	19,785
Xcel Energy, Inc.	700	19,887
		811,234

TOTAL COMMON STOCKS (Cost $19,898,122)		20,534,390

MUTUAL FUNDS - 20.1%
DFA U.S. Small Cap Portfolio (c)	235,586	$5,211,171
TOTAL MUTUAL FUNDS (Cost $5,020,413)		5,211,171

SHORT TERM INVESTMENTS - 0.4%
Fidelity Institutional Government Portfolio 0.010% (d)	110,986	110,986
TOTAL SHORT TERM INVESTMENTS (Cost $110,986)		110,986

Total Investments (Cost $25,029,521) - 99.9%		$25,856,547
Other Assets in Excess of Liabilities - 0.1%		15,920
NET ASSETS - 100.0%		$25,872,467

Footnotes
(a)Non-income producing security.
(b)U.S. dollar denominated foreign security
(c)Affiliated Security. See Note 3.
(d)Rate quoted is seven-day yield at period end

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.9%
Australia - 5.8%
AGL Energy, Ltd.	1,373	$20,865
Alumina, Ltd.	9,157	7,511
Amcor, Ltd./Australia	2,732	19,944
AMP, Ltd.	10,547	41,970
Ansell, Ltd.	1,415	19,233
APA Group	2,042	10,483
Asciano, Ltd.	1,605	7,209
ASX, Ltd.	697	21,395
Atlas Iron, Ltd.	4,786	10,081
Australia & New Zealand Banking Group, Ltd.	5,703	129,915
BHP Billiton, Ltd.	3,128	101,886
Bradken, Ltd.	3,376	18,135
Caltex Australia, Ltd.	1,614	22,543
Campbell Brothers, Ltd.	362	20,294
Coca-Cola Amatil, Ltd.	1,611	22,139
Cochlear, Ltd.	201	13,651
Commonwealth Bank of Australia	1,549	84,831
Computershare, Ltd.	2,658	20,317
Crown, Ltd.	2,394	20,935
Fortescue Metals Group, Ltd.	4,574	23,371
Harvey Norman Holdings, Ltd.	10,616	21,346
Iluka Resources, Ltd.	1,632	19,261
Insurance Australia Group, Ltd.	7,575	27,169
IOOF Holdings, Ltd.	3,699	23,157
Macquarie Group, Ltd.	1,399	37,778
National Australia Bank, Ltd.	4,766	116,088
Newcrest Mining, Ltd.	613	14,265
Origin Energy, Ltd.	4,371	55,048
PanAust, Ltd. (a)	4,155	11,839
Qantas Airways, Ltd. (a)	13,938	15,484
QBE Insurance Group, Ltd.	2,515	34,759
QR National, Ltd.	6,153	21,554
Rio Tinto, Ltd.	925	54,304
SAI Global, Ltd.	2,677	13,134
Santos, Ltd.	2,540	27,974
Seek, Ltd.	3,202	20,979
Sims Metal Management, Ltd.	1,673	16,569
Sonic Healthcare, Ltd.	724	9,469
Suncorp Group, Ltd.	5,160	43,117
TABCORP Holdings, Ltd.	7,041	21,233
Transurban Group	3,551	20,741
UGL, Ltd.	1,725	22,088
Wesfarmers, Ltd.	2,136	65,750
Westpac Banking Corp.	6,500	141,936

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Australia (continued)
Woodside Petroleum, Ltd.	659	$21,118
Woolworths, Ltd.	294	8,093
WorleyParsons, Ltd.	816	21,189
		1,542,150
Austria - 0.1%
Erste Group Bank AG	95	1,804
IMMOFINANZ AG	2,286	7,274
Raiffeisen Bank International AG	292	9,559
Voestalpine AG	528	14,024
		32,661
Belgium - 0.5%
Ageas	10,954	21,753
Anheuser-Busch InBev NV - ADR	567	45,162
Colruyt SA	312	13,919
UCB SA	416	21,014
Umicore SA	419	19,373
		121,221
Canada - 6.8%
Agrium, Inc.	300	26,541
AltaGas, Ltd.	700	19,905
ARC Resources, Ltd.	1,000	22,493
Bank of Montreal	1,300	71,838
Bank of Nova Scotia	1,100	56,969
Barrick Gold Corp.	800	30,056
Bell Aliant, Inc.	500	12,538
Bombardier, Inc.	5,500	21,717
Bonavista Energy Corp.	1,000	15,637
Cameco Corp.	1,400	30,761
Canadian Imperial Bank of Commerce/Canada	400	28,136
Canadian Natural Resources, Ltd.	2,300	61,755
Canadian Oil Sands, Ltd.	1,000	19,369
Canadian Pacific Railway, Ltd.	300	21,978
Canadian Tire Corp, Ltd.	300	20,297
Canadian Western Bank	300	7,785
Celtic Exploration, Ltd. (a)	400	5,410
Centerra Gold, Inc.	1,700	11,889
CGI Group, Inc. (a)	1,000	24,035
Cineplex, Inc.	700	21,053
Davis & Henderson Corp.	1,200	20,414
Empire Co Ltd A	100	5,271
Enbridge, Inc.	500	19,960
Encana Corp.	1,500	31,235
Enerplus Corp.	1,500	19,271
Fairfax Financial Holdings, Ltd.	100	39,597
George Weston, Ltd.	300	17,044

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Canada (continued)
Goldcorp, Inc.	1,473	$55,355
Great-West Lifeco, Inc.	800	17,342
Husky Energy, Inc.	900	22,498
IAMGOLD Corp.	1,100	13,009
Keyera Corp.	500	20,813
Kinross Gold Corp.	4,300	35,098
Loblaw Cos, Ltd.	500	15,912
Magna International, Inc.	500	19,730
Manulife Financial Corp.	4,200	45,750
MEG Energy Corp. (a)	600	21,505
Methanex Corp.	700	19,488
Metro, Inc.	400	20,481
National Bank of Canada	300	21,443
Osisko Mining Corp, (a)	2,900	19,939
Pan American Silver Corp.	1,200	20,308
Pembina Pipeline Corp.	700	17,890
Penn West Petroleum, Ltd.	1,800	24,151
Potash Corp of Saskatchewan, Inc.	600	26,214
Precision Drilling Corp. (a)	2,600	17,698
Rogers Communications, Inc.	600	21,752
Royal Bank of Canada	1,400	71,726
Saputo, Inc.	500	20,789
Shaw Communications, Inc.	1,100	20,788
Shoppers Drug Mart Corp.	500	20,160
Silver Wheaton Corp.	800	21,472
Sun Life Financial, Inc.	1,400	30,459
Suncor Energy, Inc.	3,700	106,991
Talisman Energy, Inc.	2,500	28,656
Teck Resources, Ltd.	1,400	43,316
Thomson Reuters Corp.	800	22,760
Tim Hortons, Inc.	400	21,056
Toromont Industries, Ltd.	300	6,468
Toronto-Dominion Bank (The)	1,800	140,874
TransCanada Corp.	700	29,338
Uranium One, Inc.	2,800	7,123
Veresen, Inc.	1,500	17,813
Vermilion Energy, Inc.	500	22,576
Yamana Gold, Inc.	1,500	23,146
		1,814,841
Colombia - 0.1%
Pacific Rubiales Energy Corp. (a)	800	16,941

Denmark - 0.8%
A.P. Moller-Maersk A/S	3	19,673
A.P. Moller-Maersk A/S	2	12,449

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Denmark (continued)
Carlsberg A/S	280	$22,101
Danske Bank A/S	1,633	22,706
DSV A/S	966	19,154
FLSmidth & Co A/S	367	20,079
H Lundbeck A/S	969	20,022
Novo Nordisk A/S - ADR	308	44,765
Topdanmark A/S (a)	120	20,575
		201,524
Finland - 0.7%
Elisa Oyj	987	19,875
Fortum Oyj	1,617	30,708
Kesko Oyj	480	12,548
Metso Oyj	578	19,929
Nokian Renkaat Oyj	505	19,184
Sampo Oyj	1,276	33,106
Stora Enso Oyj	3,496	21,523
UPM-Kymmene Corp.	2,050	23,191
Wartsila Oyj Abp	588	19,264
		199,328
France - 4.8%
Aeroports de Paris	272	20,573
Air Liquide SA	197	22,523
Alcatel-Lucent/France (a)	14,118	23,237
Alstom SA	673	21,293
AXA SA	4,402	58,849
Bourbon SA	829	20,022
Bouygues SA	777	20,850
Bureau Veritas SA	239	21,262
Carrefour SA	1,124	20,755
Casino Guichard Perrachon SA	236	20,744
Christian Dior SA	152	20,904
Cie de St-Gobain	997	36,838
Cie Generale de Geophysique - Veritas (a)	874	22,606
Cie Generale des Etablissements Michelin	661	43,247
Cie Generale d'Optique Essilor International SA	287	26,662
CNP Assurances	1,720	21,008
Danone SA	401	24,921
Dassault Systemes SA	217	20,359
GDF Suez	3,083	73,523
Groupe Eurotunnel SA	2,517	20,459
Lafarge SA	814	36,352
Lagardere SCA	798	22,275
L'Oreal SA	177	20,710
LVMH Moet Hennessy Louis Vuitton SA	176	26,786
Pernod-Ricard SA	208	22,242

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
France (continued)
PPR	162	$23,090
Publicis Groupe SA	432	19,757
Renault SA	777	31,028
Sanofi	2,445	185,089
Schneider Electric SA	485	26,958
SCOR SE	546	13,236
SEB SA	294	18,247
Total SA	4,580	206,141
Vivendi SA	3,101	57,619
		1,270,165
Germany - 4.8%
Adidas AG	101	7,240
Aixtron SE NA	1,280	18,344
Allianz SE	1,103	110,945
Axel Springer AG	482	20,709
BASF SE	879	61,121
Bayer AG	792	57,071
Bayerische Motoren Werke AG	691	50,006
Beiersdorf AG	175	11,345
Brenntag AG	176	19,478
Celesio AG	1,362	22,294
Commerzbank AG	14,328	24,335
Continental AG	236	19,673
Daimler AG	2,182	98,058
Deutsche Lufthansa AG	1,884	21,781
Deutsche Post AG	1,769	31,300
Deutsche Telekom AG	6,793	74,448
E.ON AG	4,358	94,173
Fresenius Medical Care AG & Co KGaA - ADR	302	21,318
Fresenius SE & Co KGaA	147	15,220
Gerresheimer AG	451	21,229
HeidelbergCement AG	552	26,501
Infineon Technologies AG	2,553	17,279
Lanxess AG	299	18,922
Linde AG	358	55,755
Metro AG	319	9,302
Muenchener Rueckversicherungs AG	435	61,380
RWE AG	1,134	46,375
Salzgitter AG	443	18,236
SAP AG - ADR	627	37,219
SGL Carbon SE	508	19,883
Siemens AG	788	66,214
Software AG	684	21,250
ThyssenKrupp AG	1,515	24,679
Volkswagen AG	133	20,098

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Germany (continued)
Wacker Chemie AG	286	$19,702
		1,262,883
Hong Kong - 1.4%
AIA Group, Ltd.	6,400	22,106
Bank of East Asia, Ltd.	4,600	16,579
Cathay Pacific Airways, Ltd.	4,000	6,485
CLP Holdings, Ltd.	1,500	12,748
Hang Lung Group, Ltd.	4,000	24,733
Hang Seng Bank, Ltd.	1,600	21,997
Hongkong & Shanghai Hotels (The)	1,500	2,005
Johnson Electric Holdings, Ltd.	33,000	20,215
Kerry Properties, Ltd.	5,000	21,516
New World Development Co, Ltd.	20,000	23,567
NWS Holdings, Ltd.	14,000	20,476
Orient Overseas International, Ltd.	4,000	19,618
Power Assets Holdings, Ltd.	3,000	22,513
Stella International Holdings, Ltd.	8,000	19,827
Techtronic Industries Co.	16,000	20,315
VTech Holdings, Ltd.	2,000	23,890
Wharf Holdings, Ltd.	4,000	22,244
Wheelock & Co, Ltd.	7,000	26,599
Wynn Macau, Ltd.	8,400	19,821
		367,254
Ireland - 0.4%
C&C Group PLC	545	2,342
CRH PLC - ADR	2,727	52,468
DCC PLC	840	19,470
Elan Corp PLC - ADR (a)	1,521	22,191
Kerry Group PLC	121	5,305
Shire PLC	249	21,511
		123,287
Israel - 0.2%
Bank Leumi Le-Israel BM	1,944	4,750
Elbit Systems, Ltd.	582	20,040
Teva Pharmaceutical Industries, Ltd. - ADR	637	25,123
		49,913
Italy - 1.4%
Assicurazioni Generali SpA	4,073	55,225
Atlantia SpA	1,647	21,022
Banca Monte dei Paschi di Siena SpA	74,379	18,543
Banca Popolare di Sondrio SCARL	1,103	6,730
Eni SpA	4,918	104,484
Fiat Industrial SpA	2,063	20,306
Intesa Sanpaolo SpA	25,269	35,964
Lottomatica Group SpA	514	9,921

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Italy (continued)
Luxottica Group SpA	468	$16,342
Mediobanca SpA	5,405	23,836
Saipem SpA	506	22,534
Telecom Italia SpA	35,875	35,450
		370,357
Japan - 13.9%
Aeon Co, Ltd.	1,300	16,202
Air Water, Inc.	2,000	24,250
Ajinomoto Co, Inc.	2,000	27,835
Aozora Bank, Ltd.	10,000	23,814
Asahi Glass Co, Ltd.	3,000	20,239
Asahi Kasei Corp.	4,000	21,682
Bank of Kyoto, Ltd. (The)	3,000	22,730
Brother Industries, Ltd.	1,800	20,608
Canon, Inc.	700	27,937
Casio Computer Co, Ltd.	1,300	8,524
Central Japan Railway Co.	3	23,628
Century Tokyo Leasing Corp.	500	9,376
Chubu Electric Power Co, Inc.	1,400	22,702
Chugoku Bank, Ltd. (The)	2,000	26,064
Chugoku Electric Power Co, Inc. (The)	1,300	21,441
Citizen Holdings Co, Ltd.	3,600	21,113
Dai Nippon Printing Co, Ltd.	1,000	7,834
Dai-ichi Life Insurance Co, Ltd. (The)	20	23,163
Daiichi Sankyo Co, Ltd.	1,300	21,920
Daikin Industries, Ltd.	800	22,530
Daiwa House Industry Co, Ltd.	2,000	28,370
Denki Kagaku Kogyo KK	6,000	20,974
Denso Corp.	1,000	34,171
DIC Corp.	11,000	21,455
FANUC Corp.	100	16,438
Fuji Electric Co, Ltd.	2,000	4,879
Fuji Heavy Industries, Ltd.	3,000	24,306
FUJIFILM Holdings Corp.	1,100	20,841
Fujitsu, Ltd.	5,000	23,929
Hitachi Chemical Co, Ltd.	1,300	20,481
Hitachi High-Technologies Corp.	900	22,162
Hitachi Transport System, Ltd.	1,200	22,191
Honda Motor Co, Ltd.	3,100	108,176
House Foods Corp.	1,100	18,694
Hoya Corp.	1,000	22,030
IHI Corp.	10,000	21,390
Inpex Corp.	4	22,466
ITOCHU Corp.	1,900	19,970

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Japan (continued)
Iyo Bank Ltd (The)	3,000	$23,958
Japan Steel Works, Ltd. (The)	2,000	11,042
Japan Tobacco, Inc.	800	23,700
JGC Corp.	1,000	28,991
Joyo Bank, Ltd. (The)	4,000	18,201
JSR Corp.	1,200	20,822
JX Holdings, Inc.	4,800	24,739
Kajima Corp.	4,000	11,744
Kamigumi Co, Ltd.	3,000	23,865
Kaneka Corp.	4,000	22,122
Kansai Electric Power Co, Inc. (The)	1,500	17,989
Kao Corp.	700	19,305
Kawasaki Heavy Industries, Ltd.	8,000	21,940
Keio Corp.	3,000	21,744
Keyence Corp.	100	24,737
Kikkoman Corp.	2,000	24,723
Kintetsu Corp.	6,000	23,922
Kirin Holdings Co, Ltd.	2,000	23,572
Kobe Steel, Ltd.	13,000	15,638
Koito Manufacturing Co, Ltd.	2,000	28,024
Kyocera Corp.	300	25,962
Kyushu Electric Power Co, Inc.	1,700	20,168
Lawson, Inc.	300	20,979
Makita Corp.	600	21,048
Mazda Motor Corp.	16,000	21,788
Medipal Holdings Corp.	1,700	24,081
MEIJI Holdings Co, Ltd.	400	18,368
Mitsubishi Chemical Holdings Corp.	5,000	22,041
Mitsubishi Corp.	3,000	60,643
Mitsubishi Electric Corp.	3,000	25,099
Mitsubishi Heavy Industries, Ltd.	6,000	24,391
Mitsubishi UFJ Financial Group, Inc.	27,200	130,312
Mitsui & Co, Ltd.	3,300	49,037
Mitsui Mining & Smelting Co, Ltd.	9,000	19,744
Mitsui OSK Lines, Ltd.	6,000	21,629
Mizuho Financial Group, Inc.	48,800	82,435
MS&AD Insurance Group Holdings	1,300	22,744
Murata Manufacturing Co, Ltd.	400	21,040
Nagoya Railroad Co, Ltd.	3,000	8,234
Nankai Electric Railway Co, Ltd.	3,000	13,397
NGK Insulators, Ltd.	2,000	22,147
NGK Spark Plug Co, Ltd.	2,000	26,417
Nidec Corp.	300	22,810
Nifco, Inc./Japan	900	21,756

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Japan (continued)
Nintendo Co, Ltd.	200	$23,356
Nippon Meat Packers, Inc.	2,000	26,473
Nippon Paint Co, Ltd.	3,000	24,396
Nippon Paper Group, Inc.	1,300	20,638
Nippon Shokubai Co, Ltd.	2,000	24,204
Nippon Steel Corp.	11,000	24,950
Nippon Telegraph & Telephone Corp.	500	23,315
Nippon Yusen KK	8,000	21,159
Nissan Motor Co, Ltd.	2,100	19,941
Nisshin Seifun Group, Inc.	2,000	23,414
Nisshinbo Holdings, Inc.	3,000	22,918
NKSJ Holdings, Inc.	1,100	23,417
Nomura Holdings, Inc.	7,800	29,161
Nomura Real Estate Holdings, Inc.	1,300	23,806
NTT DOCOMO, INC.	14	23,296
Omron Corp.	1,000	21,192
Otsuka Holdings Co, Ltd.	500	15,348
Panasonic Corp.	4,700	38,422
Ricoh Co, Ltd.	3,000	25,319
Rohto Pharmaceutical Co, Ltd.	2,000	25,758
SBI Holdings, Inc./Japan	292	21,698
Secom Co, Ltd.	500	22,930
Sega Sammy Holdings, Inc.	500	10,171
Seven & I Holdings Co, Ltd.	700	21,102
Shikoku Electric Power Co, Inc.	900	19,132
Shimadzu Corp.	2,000	17,306
Shimizu Corp.	6,000	20,816
Shin-Etsu Chemical Co, Ltd.	400	22,027
Shizuoka Bank, Ltd. (The)	1,000	10,289
Showa Denko KK	10,000	19,428
Softbank Corp.	700	26,057
Sojitz Corp.	9,400	15,553
Sony Corp.	2,200	31,458
Sumitomo Bakelite Co, Ltd.	3,000	14,031
Sumitomo Corp.	2,100	29,383
Sumitomo Electric Industries, Ltd.	1,800	22,430
Sumitomo Heavy Industries, Ltd.	5,000	22,515
Sumitomo Metal Mining Co, Ltd.	2,000	22,538
Sumitomo Mitsui Financial Group, Inc.	2,900	95,801
Sumitomo Mitsui Trust Holdings, Inc.	8,000	23,909
Suzuken Co, Ltd.	600	20,254
Suzuki Motor Corp.	1,000	20,533
Takashimaya Co, Ltd.	3,000	23,058
Takeda Pharmaceutical Co, Ltd.	500	22,701

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Japan (continued)
TDK Corp.	500	$20,354
Teijin, Ltd.	7,000	21,309
Terumo Corp.	200	8,219
THK Co, Ltd.	1,100	20,795
Tokio Marine Holdings, Inc.	1,400	35,130
Tokyu Corp.	5,000	23,536
Tokyu Land Corp.	5,000	24,819
Toray Industries, Inc.	3,000	20,457
TOTO, Ltd.	2,000	14,913
Toyoda Gosei Co, Ltd.	1,100	25,358
Toyota Motor Corp.	2,400	96,869
Toyota Tsusho Corp.	1,100	21,027
Ube Industries, Ltd./Japan	4,000	9,304
Wacoal Holdings Corp.	1,000	11,859
Yakult Honsha Co, Ltd.	600	23,497
Yamada Denki Co, Ltd.	410	20,991
Yamaguchi Financial Group, Inc.	3,000	26,457
Yamaha Corp.	2,400	24,697
Yamaha Motor Co, Ltd. (a)	1,300	12,448
Yamato Kogyo Co, Ltd.	800	22,279
Yamazaki Baking Co, Ltd.	2,000	26,191
Yokogawa Electric Corp. (a)	2,400	24,812
Zeon Corp.	3,000	22,851
		3,677,338
Jersey - 0.0%
Randgold Resources, Ltd.	61	5,477

Luxembourg - 0.1%
Tenaris SA - ADR	608	21,262

Mexico - 0.0%
Fresnillo PLC	237	5,429

Netherlands - 3.6%
Aalberts Industries NV	1,245	19,386
Aegon NV	7,139	33,108
Akzo Nobel NV	919	43,252
ArcelorMittal	2,060	31,517
ASM International NV	560	21,272
Fugro NV	347	21,049
Heineken NV	413	21,536
ING Groep NV (a)	3,178	21,306
Koninklijke Ahold NV	1,231	15,249
Koninklijke DSM NV	601	29,629
Koninklijke Philips Electronics NV	3,933	77,502

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Netherlands (continued)
Koninklijke Vopak NV	344	$22,065
QIAGEN NV (a)	1,416	23,647
Randstad Holding NV	731	21,555
Royal Dutch Shell PLC	7,202	503,636
Unilever NV	1,149	38,383
Wolters Kluwer NV	1,343	21,353
		965,445
New Zealand - 0.1%
Fletcher Building, Ltd.	4,310	20,400

Norway - 0.7%
DNB ASA	1,348	13,404
Fred Olsen Energy ASA	572	20,479
Orkla ASA	2,989	21,691
Petroleum Geo-Services ASA	1,645	20,105
ProSafe SE	707	5,132
Seadrill, Ltd.	573	20,353
Statoil ASA	1,851	44,144
Telenor ASA	1,282	21,433
Yara International ASA	660	28,883
		195,624
Singapore - 1.4%
City Developments, Ltd.	3,000	26,742
ComfortDelGro Corp, Ltd.	10,000	12,246
DBS Group Holdings, Ltd.	5,000	55,228
Fraser and Neave, Ltd.	4,000	22,273
Golden Agri-Resources, Ltd.	14,000	7,477
Keppel Corp, Ltd.	3,000	24,578
Keppel Land, Ltd.	9,000	23,160
Oversea-Chinese Banking Corp, Ltd.	6,000	41,957
SATS, Ltd.	7,000	14,887
Singapore Airlines, Ltd.	3,000	24,738
Singapore Press Holdings, Ltd.	7,000	21,624
Singapore Technologies Engineering, Ltd.	9,000	22,187
United Overseas Bank, Ltd.	3,000	44,549
Wilmar International, Ltd.	7,000	20,184
		361,830
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	10,968	78,327
Banco de Sabadell SA	5,748	11,163
Banco Popular Espanol SA	4,656	10,532
Banco Santander SA	1,404	9,288
Enagas SA	1,211	22,096
Ferrovial SA	2,000	22,555
Gas Natural SDG SA	1,643	21,096

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Spain (continued)
Iberdrola SA	7,743	$36,556
Inditex SA	232	23,981
Mapfre SA	8,854	18,012
Telefonica SA	3,002	39,517
Zardoya Otis SA	1,807	20,088
		313,211
Sweden - 2.4%
Alfa Laval AB	764	13,091
Assa Abloy AB	769	21,475
Atlas Copco AB	960	20,660
Boliden AB	1,609	22,452
Castellum AB	624	7,546
Electrolux AB	1,045	20,796
Getinge AB	394	9,777
Hennes & Mauritz AB	696	24,982
Hexagon AB	1,103	18,933
Husqvarna AB	1,735	8,183
JM AB	1,153	20,376
Nibe Industrier AB	1,475	20,174
Nordea Bank AB	6,401	55,163
Ratos AB	2,132	20,244
Securitas AB	880	6,843
Skandinaviska Enskilda Banken AB	3,354	21,782
Skanska AB	2,422	37,116
SKF AB	997	19,653
Svenska Cellulosa AB	2,284	34,268
Svenska Handelsbanken AB	1,197	39,352
Swedbank AB	1,725	27,176
Swedish Match AB	396	15,961
Telefonaktiebolaget LM Ericsson	7,320	66,976
TeliaSonera AB	3,326	21,249
Volvo AB	1,770	20,361
Volvo AB	2,923	33,420
		628,009
Switzerland - 4.8%
ABB, Ltd.	4,524	73,869
Adecco SA	759	33,753
Aryzta AG	119	5,923

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
Switzerland (continued)
Cie Financiere Richemont SA	491	$26,961
Credit Suisse Group AG	2,307	42,211
Dufry AG	174	21,090
EMS-Chemie Holding AG	114	20,801
Geberit AG	102	20,122
Givaudan SA	15	14,722
Holcim, Ltd.	945	52,358
Julius Baer Group, Ltd.	830	30,093
Kaba Holding AG	56	21,271
Kuehne + Nagel International AG	72	7,628
Nestle SA	3,001	179,093
Novartis AG	4,685	261,945
Partners Group Holding AG	120	21,342
Roche Holding AG	412	71,166
SGS SA	11	20,625
Sika AG	12	23,172
Sonova Holding AG	221	21,376
Sulzer AG	164	19,444
Swatch Group AG (The)	68	26,876
Swiss Re AG	802	50,560
Syngenta AG - ADR	315	21,559
Temenos Group AG (a)	494	8,168
UBS AG	8,669	101,446
Zurich Insurance Group AG	351	79,370
		1,276,944
United Arab Emirates - 0.0%
Dragon Oil PLC	425	3,668

United Kingdom - 13.8%
Admiral Group PLC	1,178	21,975
Aegis Group PLC	7,939	20,113
Afren PLC (a)	11,287	18,348
Aggreko PLC	606	19,707
Anglo American PLC	1,026	33,720
Antofagasta PLC	1,243	21,263
ARM Holdings PLC - ADR	659	15,678
AstraZeneca PLC - ADR	2,533	113,352
Aveva Group PLC	858	21,906
Aviva PLC - ADR	4,401	37,761
Babcock International Group PLC	1,521	20,371
BAE Systems PLC	9,359	42,430
Barclays PLC - ADR	6,664	68,639
Betfair Group PLC	380	4,458
BG Group PLC	6,795	139,103
BHP Billiton PLC - ADR	2,105	120,385

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
United Kingdom (continued)
BP PLC - ADR	7,292	$295,618
British American Tobacco PLC - ADR	638	65,153
British Sky Broadcasting Group PLC	1,825	19,896
BT Group PLC - ADR	1,038	34,441
BTG PLC (a)	1,793	11,466
Bunzl PLC	572	9,349
Cairn Energy PLC	1,120	4,664
Centrica PLC	4,067	20,335
Compass Group PLC	3,238	33,989
Diageo PLC - ADR	408	42,053
Electrocomponents PLC	6,273	20,158
Experian PLC	1,419	20,019
Firstgroup PLC	5,727	20,213
G4S PLC	5,347	23,369
GKN PLC	8,810	24,978
GlaxoSmithKline PLC - ADR	1,643	74,871
Halma PLC	2,609	17,077
Hargreaves Lansdown PLC	1,641	13,626
HSBC Holdings PLC - ADR	8,336	367,868
IG Group Holdings PLC	2,943	22,120
Imperial Tobacco Group PLC	365	14,063
Informa PLC	3,547	21,165
InterContinental Hotels Group PLC - ADR	908	21,883
Investec PLC	3,917	22,866
J Sainsbury PLC	4,540	21,457
John Wood Group PLC	1,778	19,177
Kingfisher PLC	8,761	39,521
Lloyds Banking Group PLC (a)	95,796	46,797
London Stock Exchange Group PLC	1,193	18,834
Marks & Spencer Group PLC	5,431	27,696
Mitie Group PLC	4,584	18,694
National Grid PLC - ADR	468	24,799
Next PLC	429	21,541
Old Mutual PLC	13,599	32,342
Pearson PLC - ADR	2,272	45,099
Premier Oil PLC (a)	3,821	20,301
Prudential PLC - ADR	2,552	59,206
Reckitt Benckiser Group PLC	320	16,914
Rentokil Initial PLC (a)	16,366	18,865
Resolution, Ltd.	7,581	23,320
Restaurant Group PLC	2,086	9,677
Rexam PLC	3,241	21,390
Rightmove PLC	886	22,139
Rio Tinto PLC - ADR	2,672	127,748
Rolls-Royce Holdings PLC	3,224	43,452

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
United Kingdom (continued)
Rotork PLC	642	$19,856
Royal Bank of Scotland Group PLC - ADR (a)	2,333	15,864
RSA Insurance Group PLC	7,365	12,503
SABMiller PLC	836	33,541
Sage Group PLC (The)	4,590	19,977
Schroders PLC	1,071	22,449
Serco Group PLC	2,467	20,718
Severn Trent PLC	528	13,687
Smiths Group PLC	1,489	23,647
Spirax-Sarco Engineering PLC	638	19,883
SSE PLC	1,633	35,625
St James's Place PLC	1,449	7,613
Stagecoach Group PLC	4,507	18,810
Standard Chartered PLC	5,207	113,111
Standard Life PLC	6,143	22,492
Subsea 7 SA	1,095	21,670
TalkTalk Telecom Group PLC	3,036	9,064
Tate & Lyle PLC	1,623	16,483
TESCO PLC	13,933	67,712
Tullow Oil PLC	1,210	27,966
Ultra Electronics Holdings PLC	770	19,194
Unilever PLC - ADR	836	28,198
United Utilities Group PLC	1,176	12,458
Veripos, Inc.	110	35
Vodafone Group PLC - ADR	11,050	311,389
Weir Group PLC (The)	819	19,680
Whitbread PLC	701	22,288
William Hill PLC	4,749	21,061
WM Morrison Supermarkets PLC	7,849	32,752
Wolseley PLC	967	36,043
		3,665,187
United States - 0.1%
Brookfield Office Properties, Inc.	1,200	21,004

TOTAL COMMON STOCKS (Cost $17,387,704)		18,533,353

RIGHTS - 0.0%
Spain - 0.0%
Zardoya Otis SA	1,807	977
TOTAL RIGHTS (Cost $940)		977

MUTUAL FUNDS - 29.6%
United States - 29.6%
DFA International Small Cap Value Portfolio (b)	471,134	6,558,187
DFA V.A. laterratrual small portfolio	139,821	1,300,335
Total United States		7,858,522

Symetra DFA International CORE Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited) (continued)

	Shares	Value
TOTAL MUTUAL FUNDS (Cost $7,586,431)		$7,858,522

SHORT TERM INVESTMENTS - 0.4%
United States - 0.4%
Fidelity Institutional Government Portfolio 0.010% (c)	116,646	$116,646
TOTAL SHORT TERM INVESTMENTS (Cost $116,646)		116,646

Total Investments (Cost $25,091,721) - 99.9%		$26,509,498
Other Assets in Excess of Liabilities - 0.1%		19,891
NET ASSETS - 100.0%		$26,529,389

Footnotes
ADR - American Depository Receipt
(a)Non-income producing security.
(b)Affiliated Security. See Note 3.
(c)Rate quoted is seven-day yield at period end

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form for the other funds.
b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive and Principal Financial and Accounting Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By           /s/ Thomas M. Marra
Thomas M. Marra, Principal Executive Officer

Date        September 6, 2012

By           /s/ Colleen M. Murphy
Colleen M. Murphy, Principal Financial and Accounting Officer

Date       September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Symetra Mutual Funds Trust

By           /s/ Thomas M. Marra
Thomas M. Marra, Principal Executive Officer

Date        September 6, 2012

By           /s/ Colleen M. Murphy
Colleen M. Murphy, Principal Financial and Accounting Officer

Date       September 6, 2012